AB Global Bond Fund

Portfolio of Investments

June 30, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS – TREASURIES - 42.5%
Australia – 0.1%
Australia Government Bond Series 140 4.50%, 04/21/2033(a)	AUD	14,527	$10,034,822

Austria – 0.5%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	33,061	34,054,110

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		5,618	6,238,697
Series 104 3.45%, 06/22/2042(a)		14,547	15,702,595
Series 106 3.40%, 06/22/2036(a)		4,806	5,475,122

			27,416,414

Canada – 9.2%
Canadian Government Bond 2.75%, 03/01/2030	CAD	192,922	135,113,885
2.75%, 09/01/2030		134,756	94,121,404
2.75%, 03/01/2031		584,307	407,197,473
2.75%, 12/01/2055		43,338	24,931,858

			661,364,620

China – 2.3%
China Government Bond Series INBK 1.50%, 04/15/2031	CNY	32,450	4,792,298
1.61%, 02/15/2035		396,080	58,038,206
1.92%, 01/15/2055		326,450	44,525,627
2.11%, 08/25/2034		372,130	56,790,315

			164,146,446

Colombia – 0.4%
Colombian TES Series B 12.00%, 03/13/2058	COP	34,456,300	9,941,082
12.50%, 02/27/2030		70,834,700	20,793,920

			30,735,002

Finland – 0.2%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(a)	EUR	10,467	11,018,870

France – 1.1%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2035(a)		69,468	79,084,154

Germany – 2.2%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2046(a)		25,247	25,324,031
3.25%, 07/04/2042(a)		68,021	77,829,149
Series TWIN 2.60%, 05/15/2041(a)		49,470	52,526,754

			155,679,934

Hungary – 0.9%
Hungary Government Bond Series 32/A 4.75%, 11/24/2032	HUF	15,638,190	49,437,770

	Principal Amount (000)		U.S. $ Value

Series 35/A 7.00%, 10/24/2035	HUF	4,063,320	$14,869,295

			64,307,065

Indonesia – 0.6%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	699,500,000	38,789,606
Series 109 5.875%, 03/15/2031		119,731,000	6,355,098

			45,144,704

Italy – 2.1%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.15%, 11/15/2031(a)	EUR	5,449	6,254,597
Series 10Y 3.45%, 02/01/2036(a)		25,934	29,378,094
3.80%, 07/01/2036(a)		28,163	32,712,235
4.20%, 03/01/2034(a)		44,805	54,127,928
Series 13Y 4.05%, 10/30/2037(a)		17,818	21,025,496
Series 16Y 3.25%, 03/01/2038(a)		6,560	7,150,200

			150,648,550

Japan – 5.7%
Japan Government Five Year Bond Series 176 1.00%, 12/20/2029	JPY	6,843,300	41,192,702
Series 179 1.00%, 06/20/2030		65,350	390,356
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		2,529,000	7,925,797
Series 4 2.20%, 03/20/2051		6,389,350	28,991,895
Japan Government Ten Year Bond Series 357 0.10%, 12/20/2029		4,210,700	24,562,361
Series 381 2.10%, 12/20/2035		360,000	2,119,487
Series 382 2.40%, 03/20/2036		29,567,050	178,045,023
Japan Government Thirty Year Bond Series 32 2.30%, 03/20/2040		1,070,000	5,960,770
Series 65 0.40%, 12/20/2049		604,000	1,770,131
Series 68 0.60%, 09/20/2050		3,699,600	11,229,492
Series 81 1.60%, 12/20/2053		2,350,700	8,867,180
Series 82 1.80%, 03/20/2054		1,435,950	5,676,347
Japan Government Twenty Year Bond Series 169 0.30%, 06/20/2039		1,984,250	8,603,628
Series 183 1.40%, 12/20/2042		10,044,400	46,327,962
Japan Government Two Year Bond Series 479 1.00%, 12/01/2027		920,000	5,636,631
Series 480 1.10%, 01/01/2028		5,056,100	31,005,753

			408,305,515

Mexico – 0.2%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	324,711	17,315,109

	Principal Amount (000)		U.S. $ Value

Poland – 0.2%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	41,420	$10,828,790

South Korea – 0.5%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	32,285,770	19,283,703
Series 5509 2.625%, 09/10/2055		38,612,440	17,840,266

			37,123,969

Spain – 0.2%
Spain Government Bond 3.50%, 01/31/2041(a)	EUR	13,189	14,772,865

Thailand – 0.3%
Thailand Government Bond 2.98%, 06/17/2045	THB	341,966	10,299,229
3.45%, 06/17/2043		416,137	13,440,634

			23,739,863

United Kingdom – 2.5%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	48,757	29,483,860
3.50%, 01/22/2045(a)		1,810	1,878,038
3.75%, 10/22/2053(a)		158	158,529
4.00%, 10/22/2031(a)		13,882	18,119,450
4.25%, 12/07/2040(a)		38,665	46,682,683
4.375%, 03/07/2030(a)		13,618	18,146,440
4.375%, 01/31/2040(a)		31,839	39,251,849
4.75%, 10/22/2035(a)		17,224	22,826,876

			176,547,725

United States – 12.9%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	131,422	83,144,697
1.125%, 08/15/2040		122,779	76,928,905
2.50%, 02/15/2045		90,889	63,721,990
3.00%, 11/15/2045		12,898	9,740,005
4.50%, 11/15/2054		1,350	1,256,486
4.625%, 11/15/2055		16,559	15,756,638
4.75%, 05/15/2055		52,926	51,346,781
4.75%, 02/15/2056		1,545	1,501,403
U.S. Treasury Notes 1.25%, 05/31/2028		179,364	169,842,104
3.375%, 11/30/2027		504	498,883
3.375%, 02/29/2028		1,071	1,058,007
3.50%, 02/28/2031		451,257	438,001,520
4.00%, 07/31/2032		5,393	5,315,476
4.125%, 02/15/2036		3,083	3,008,425

			921,121,320

Total Governments - Treasuries (cost $3,236,826,322)			3,043,389,847

CORPORATES - INVESTMENT GRADE – 24.7%
Financial Institutions – 11.4%
Banking – 9.3%
Abanca Corp. Bancaria SA Series E 8.375%, 09/23/2033(a)	EUR	300	373,446
ABN AMRO Bank NV 3.32%, 03/13/2037(a)	U.S.$	4,852	4,378,864
4.75%, 09/22/2027(a)(b)	EUR	5,200	5,993,141
AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	1,761	1,783,653
AL Rajhi Tier 1 Sukuk Ltd. Series E 6.25%, 07/21/2030(a)(b)		200	201,301

	Principal Amount (000)		U.S. $ Value

Ally Financial, Inc. 5.54%, 01/17/2031	U.S.$	4,136	$4,157,071
6.85%, 01/03/2030		1,627	1,691,118
American Express Co. 3.43%, 05/20/2032	EUR	362	414,141
Banco Bilbao Vizcaya Argentaria SA 4.625%, 01/13/2031(a)		200	239,078
7.88%, 11/15/2034	U.S.$	6,000	6,829,165
Series E 8.25%, 11/30/2033(a)	GBP	2,800	3,943,375
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)	U.S.$	510	506,558
Banco de Sabadell SA Series E 6.00%, 08/16/2033(a)	EUR	300	358,304
Banco Santander Chile 4.55%, 11/20/2030(a)	U.S.$	300	296,138
Banco Santander SA 2.75%, 12/03/2030		800	725,845
4.175%, 03/24/2028		5,400	5,384,775
4.60%, 04/15/2029		400	398,258
4.87%, 04/15/2031		400	398,140
5.22%, 01/20/2031(a)	AUD	3,480	2,394,102
5.365%, 07/15/2028	U.S.$	200	201,653
6.03%, 01/17/2035		200	210,269
6.44%, 07/17/2034(a)	AUD	5,300	3,738,979
6.50%, 01/23/2031(a)		3,090	2,215,801
6.92%, 08/08/2033	U.S.$	800	869,993
Series E 0.625%, 06/24/2029(a)	EUR	500	544,210
2.125%, 02/08/2028(a)		400	449,717
5.625%, 01/27/2031(a)	GBP	100	134,940
5.75%, 08/23/2033(a)	EUR	7,000	8,325,135
Bangkok Bank PCL/Hong Kong 4.51%, 11/26/2030(a)	U.S.$	497	490,783
9.025%, 03/15/2029(a)		440	481,391
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	254,237
4.72%, 07/14/2029(a)		460	453,905
Bank Leumi Le-Israel BM 5.34%, 06/29/2029(a)		350	351,290
Bank Mandiri Persero Tbk PT Series E 5.25%, 04/10/2031(a)		200	199,441
Bank of America Corp. 3.97%, 03/05/2029		560	554,030
Series B 8.05%, 06/15/2027		930	959,810
Series E 3.26%, 01/28/2031(a)	EUR	2,639	3,011,206
Bank of East Asia Ltd. (The) Series E 4.875%, 04/22/2032(a)	U.S.$	300	299,272
6.75%, 06/27/2034(a)		470	487,000
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,110	3,175,148
Bank of Montreal Series J 4.55%, 06/02/2029		376	375,233
Bank of New York Mellon Corp. (The) 4.89%, 07/21/2028		657	659,994
6.32%, 10/25/2029		430	445,682
Bank of Nova Scotia (The) 3.73%, 06/27/2031	CAD	500	353,936
4.58%, 06/05/2029	U.S.$	273	272,220
4.59%, 05/04/2037		9,800	9,467,811
4.90%, 06/05/2032		58	57,853
Banque Federative du Credit Mutuel SA 4.99%, 01/06/2031(a)	AUD	17,490	11,872,829
5.13%, 05/24/2027(a)		8,450	5,844,682

	Principal Amount (000)		U.S. $ Value

Series 37 0.45%, 10/21/2031	JPY	100,000	$545,968
Series E 2.50%, 05/25/2028(a)	EUR	300	338,393
Barclays PLC 3.38%, 05/20/2032(a)	AUD	4,500	2,800,868
4.35%, 05/08/2035(a)	EUR	300	353,158
4.84%, 09/10/2028	U.S.$	488	489,077
4.97%, 05/16/2029		446	447,998
5.09%, 02/25/2029		397	399,245
5.09%, 06/20/2030		320	321,033
5.59%, 06/26/2037		432	432,374
6.16%, 05/28/2035(a)	AUD	9,090	6,346,373
6.22%, 05/09/2034	U.S.$	4,978	5,246,305
7.09%, 11/06/2029(a)	GBP	1,924	2,664,227
Series E 5.26%, 01/29/2034(a)	EUR	351	435,262
8.41%, 11/14/2032(a)	GBP	5,875	8,114,988
BNP Paribas SA 2.16%, 09/15/2029(a)	U.S.$	444	419,748
4.79%, 05/09/2029(a)		304	304,294
4.89%, 06/30/2030(a)		17,169	17,175,774
5.83%, 08/23/2034(a)	AUD	1,570	1,085,275
Series E 0.50%, 09/01/2028(a)	EUR	100	111,038
2.75%, 07/25/2028(a)		300	341,949
3.49%, 09/17/2033(a)		400	451,610
3.695%, 02/24/2028(a)	AUD	1,800	1,231,881
3.78%, 01/19/2036(a)	EUR	300	340,754
4.75%, 11/13/2032(a)		200	241,184
6.00%, 08/18/2029(a)	GBP	300	408,110
BPCE SA 2.28%, 01/20/2032(a)	U.S.$	17,828	15,776,988
3.12%, 10/19/2032(a)		351	312,099
5.08%, 10/23/2029(a)	AUD	500	344,056
5.25%, 04/16/2029(a)	GBP	500	662,214
5.42%, 01/13/2037(a)	U.S.$	533	523,223
5.77%, 06/02/2037(a)		536	538,510
6.27%, 10/24/2028(a)	AUD	2,870	2,031,455
6.51%, 01/18/2035(a)	U.S.$	281	292,696
Series E 4.625%, 03/02/2030(a)	EUR	300	354,279
BSF Finance Series E 5.76%, 09/03/2035(a)	U.S.$	250	245,482
CaixaBank SA 4.885%, 07/03/2031(a)		514	512,751
6.84%, 09/13/2034(a)		200	218,542
Series E 4.75%, 11/29/2031(a)	GBP	5,000	6,553,646
6.25%, 02/23/2033(a)	EUR	400	474,716
Canadian Imperial Bank of Commerce 3.65%, 12/10/2028	CAD	1,280	907,642
4.24%, 09/08/2028	U.S.$	741	738,629
4.72%, 06/16/2029		57	57,077
5.05%, 06/16/2032		57	57,237
Series E 3.00%, 07/30/2030(a)	EUR	100	113,285
3.25%, 07/16/2031(a)		497	564,467
Capital One Financial Corp. 1.65%, 06/12/2029		377	411,014
2.36%, 07/29/2032	U.S.$	840	729,175
Citigroup, Inc. 2.93%, 10/22/2030	EUR	598	675,842
3.67%, 07/24/2028	U.S.$	450	446,012
5.59%, 11/19/2034		10,677	10,816,474
6.02%, 01/24/2036		230	237,199
Series AA 7.625%, 11/15/2028(b)		1,105	1,152,332

	Principal Amount (000)		U.S. $ Value

Series E 3.75%, 05/14/2032(a)	EUR	3,838	$4,445,677
Series Y 4.15%, 11/15/2026(b)	U.S.$	7,121	7,090,358
Citizens Financial Group, Inc. 5.72%, 07/23/2032		374	384,249
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	15,700	18,665,515
4.875%, 10/16/2034(a)		300	354,339
5.125%, 01/18/2030(a)		200	238,994
8.625%, 02/28/2033(a)	GBP	100	138,781
Commonwealth Bank of Australia 3.78%, 03/14/2032(a)	U.S.$	788	736,740
5.25%, 09/12/2035(a)	AUD	3,050	2,082,510
Series E 4.27%, 06/04/2034	EUR	225	262,779
Credit Agricole SA 1.87%, 12/09/2031(a)	GBP	1,100	1,440,103
3.25%, 01/14/2030(a)	U.S.$	786	739,634
3.75%, 01/23/2031(a)	EUR	200	231,327
4.66%, 01/12/2032(a)	U.S.$	266	262,019
4.82%, 09/25/2033(a)		5,556	5,450,011
5.19%, 08/01/2032(a)		540	542,955
5.22%, 05/27/2031(a)		6,778	6,839,542
5.41%, 01/18/2029(a)	AUD	4,970	3,455,087
6.06%, 01/16/2035(a)		4,670	3,245,554
Series E 0.50%, 09/21/2029	EUR	800	861,322
Credit Mutuel Arkea SA Series E 1.25%, 06/11/2029(a)		800	881,996
Danske Bank A/S 4.66%, 03/27/2029(a)	U.S.$	904	903,761
Series E 2.25%, 01/14/2028(a)	GBP	6,550	8,582,580
4.625%, 05/14/2034(a)	EUR	1,150	1,350,491
Deutsche Bank AG Series E 1.75%, 11/19/2030(a)		700	756,857
1.875%, 12/22/2028(a)	GBP	100	127,212
4.125%, 04/04/2030(a)	EUR	4,300	5,012,397
Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	8,920	8,360,760
3.74%, 01/07/2033		2,987	2,743,471
4.725%, 02/06/2032		2,521	2,485,815
7.08%, 02/10/2034		200	215,800
Deutsche Pfandbriefbank AG Series E 3.25%, 09/01/2028(a)	EUR	224	252,752
Erste Group Bank AG Series E 3.75%, 04/21/2036(a)		11,200	12,704,597
Fifth Third Bancorp 4.77%, 07/28/2030	U.S.$	719	717,640
First Abu Dhabi Bank PJSC 5.80%, 01/16/2035(a)		340	343,069
First Citizens BancShares, Inc./NC 4.87%, 03/03/2032		58	56,417
Goldman Sachs Bank USA/New York NY 4.66%, 06/03/2029		219	219,088
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		815	732,185
2.65%, 10/21/2032		30	26,694
3.10%, 02/24/2033		333	301,577
3.615%, 03/15/2028		32	31,788
3.81%, 04/23/2029		645	634,902
4.22%, 05/01/2029		733	726,495
4.59%, 04/20/2030		57	56,689
4.69%, 10/23/2030		448	446,031

	Principal Amount (000)		U.S. $ Value

5.22%, 04/23/2031	U.S.$	50	$50,474
6.48%, 10/24/2029		89	92,320
6.875%, 01/18/2038	GBP	50	70,208
Series E 3.50%, 01/23/2033(a)	EUR	17,224	19,616,798
3.51%, 08/17/2033(a)		136	154,355
5.77%, 09/22/2036(a)	GBP	241	321,328
HSBC Holdings PLC 0.77%, 11/13/2031(a)	EUR	344	352,137
2.01%, 09/22/2028	U.S.$	327	316,924
2.85%, 06/04/2031		244	226,241
3.00%, 05/29/2030	GBP	100	125,734
4.58%, 06/19/2029	U.S.$	200	199,505
4.76%, 03/29/2033		411	400,852
5.21%, 08/11/2028		636	640,370
5.29%, 11/19/2030		441	446,541
5.40%, 08/11/2033		441	447,257
5.55%, 03/04/2030		4,783	4,870,190
5.72%, 03/04/2035		284	292,313
5.73%, 05/17/2032		250	257,864
5.74%, 09/10/2036		6,965	7,038,219
6.36%, 11/16/2032(a)	EUR	182	216,150
6.55%, 06/20/2034	U.S.$	209	222,552
7.40%, 11/13/2034		319	355,513
Series E 3.61%, 12/01/2033(a)	EUR	100	113,735
4.19%, 05/19/2036(a)		8,513	9,846,998
4.79%, 03/10/2032(a)		460	555,211
4.86%, 05/23/2033(a)		3,319	4,036,373
5.75%, 12/20/2027(a)	GBP	74	99,424
ING Groep NV 0.25%, 02/18/2029(a)	EUR	600	654,742
0.375%, 09/29/2028(a)		100	110,707
1.75%, 02/16/2031(a)		100	108,135
4.125%, 08/24/2033(a)		100	115,661
4.50%, 05/23/2029(a)		500	585,324
5.25%, 11/14/2033(a)		2,900	3,626,102
Series E 4.375%, 08/15/2034(a)		10,000	11,651,742
Series VAR 4.80%, 03/23/2032	U.S.$	318	316,209
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)		370	356,934
Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)		13,774	13,010,526
5.20%, 06/29/2032(a)		540	542,010
6.005%, 06/29/2037(a)		540	544,712
8.25%, 11/21/2033(a)		5,388	6,244,181
JPMorgan Chase & Co. 2.95%, 02/24/2028		720	712,810
3.51%, 01/23/2029		235	231,137
4.20%, 07/23/2029		118	116,996
4.45%, 12/05/2029		296	294,275
4.98%, 07/22/2028		668	670,945
4.995%, 07/22/2030		712	716,691
5.01%, 01/23/2030		292	294,031
Series E 4.46%, 11/13/2031(a)	EUR	13,850	16,525,302
Kasikornbank PCL/Hong Kong 5.46%, 03/07/2028(a)	U.S.$	240	242,251
KBC Group NV 5.80%, 01/19/2029(a)		300	305,342
Series E 0.125%, 01/14/2029(a)	EUR	100	109,331
4.25%, 11/28/2029(a)		300	351,078
4.375%, 04/19/2030(a)		100	117,792
6.15%, 03/19/2034(a)	GBP	9,300	12,636,090
KEB Hana Bank 1.25%, 12/16/2026(a)	U.S.$	200	197,228

	Principal Amount (000)		U.S. $ Value

Kookmin Bank 2.50%, 11/04/2030(a)	U.S.$	410	$370,845
Lloyds Banking Group PLC 4.75%, 05/23/2028(a)	AUD	1,430	980,556
5.19%, 05/28/2031(a)		8,870	6,078,456
5.72%, 06/05/2030	U.S.$	200	205,313
5.80%, 03/17/2029	AUD	10,150	7,083,137
Series 3 1.05%, 12/15/2026	JPY	100,000	613,171
Series E 4.00%, 05/09/2035(a)	EUR	3,996	4,612,605
4.75%, 09/21/2031(a)		5,171	6,221,326
Series MTN. 7.09%, 08/31/2033(a)	AUD	600	426,604
Macquarie Group Ltd. 1.935%, 04/14/2028(a)	U.S.$	4,261	4,170,142
4.10%, 06/21/2028(a)		448	445,600
Manufacturers & Traders Trust Co. 4.55%, 04/18/2030		263	261,120
Mitsubishi UFJ Financial Group, Inc. 4.59%, 04/18/2030		1,077	1,072,124
Series E 3.56%, 09/05/2032(a)	EUR	400	459,028
4.64%, 06/07/2031(a)		240	287,569
Mizuho Financial Group, Inc. 2.56%, 09/13/2031	U.S.$	833	736,981
4.78%, 07/13/2030		217	216,742
Series E 0.80%, 04/15/2030(a)	EUR	297	310,137
4.42%, 05/20/2033(a)		168	201,091
4.61%, 08/28/2030(a)		309	370,827
Morgan Stanley 0.495%, 10/26/2029		1,008	1,082,736
2.48%, 09/16/2036	U.S.$	843	731,557
3.52%, 05/22/2031	EUR	18,605	21,353,036
3.79%, 03/21/2030		247	285,995
4.65%, 10/18/2030	U.S.$	293	291,415
4.66%, 03/02/2029	EUR	549	642,917
4.71%, 03/12/2032	U.S.$	55	54,335
5.17%, 01/16/2030		490	494,390
5.19%, 04/17/2031		1,231	1,243,930
5.30%, 04/20/2037		459	457,365
5.45%, 07/20/2029		669	677,906
Series G 2.70%, 01/22/2031		15	13,936
3.15%, 11/07/2031	EUR	591	666,571
3.38%, 01/23/2032		1,422	1,617,028
3.485%, 06/11/2030		309	355,040
3.77%, 01/24/2029	U.S.$	699	689,469
4.43%, 01/23/2030		724	717,473
5.15%, 01/25/2034	EUR	214	265,872
5.43% ( + 1.15%), 09/10/2032	GBP	350	468,945
National Australia Bank Ltd. Series G 1.70%, 09/15/2031(a)		160	210,805
National Bank of Canada Series E 3.75%, 01/25/2028(a)	EUR	299	345,590
Nationwide Building Society 4.125%, 10/18/2032(a)	U.S.$	3,302	3,261,186
4.375%, 04/16/2034(a)	EUR	427	498,435
Series E 3.83%, 07/24/2032(a)		704	815,665
4.00%, 07/30/2035(a)		3,486	4,017,510
4.625%, 10/29/2028(a)		100	116,750
5.50%, 07/14/2036(a)	GBP	7,265	9,613,982
NatWest Group PLC 3.03%, 11/28/2035	U.S.$	414	380,138
4.96%, 08/15/2030		295	296,177

	Principal Amount (000)		U.S. $ Value

4.98%, 06/18/2032	U.S.$	1,398	$1,399,031
6.475%, 06/01/2034		4,321	4,476,390
Series E 0.78%, 02/26/2030(a)	EUR	3,304	3,541,189
2.105%, 11/28/2031(a)	GBP	246	324,931
5.76%, 02/28/2034(a)	EUR	815	979,364
NatWest Markets PLC 4.89%, 06/05/2030(a)	AUD	8,660	5,902,217
5.03%, 06/12/2029(a)		4,190	2,884,295
NBK Tier 1 Ltd. 6.375%, 01/10/2031(a)(b)	U.S.$	300	301,032
Oversea-Chinese Banking Corp., Ltd. 4.60%, 06/15/2032(a)		250	249,560
Pinnacle Financial Partners, Inc. 5.60%, 05/19/2032		58	58,161
Piraeus Bank SA Series E 4.625%, 07/17/2029(a)	EUR	163	190,743
PNC Financial Services Group, Inc. (The) 4.63%, 06/06/2033	U.S.$	754	733,256
QNB Finance Ltd. Series E 2.75%, 02/12/2027(a)		240	237,274
Raiffeisen Bank International AG Series E 3.50%, 08/27/2031(a)	EUR	300	340,830
Regions Bank/Birmingham AL 6.45%, 06/26/2037	U.S.$	699	743,476
Royal Bank of Canada 4.40%, 04/17/2030		57	56,537
4.61%, 05/03/2032		57	56,418
Series E 3.25%, 01/22/2031(a)	EUR	100	114,182
Series G 4.965%, 01/24/2029	U.S.$	720	724,169
Santander Holdings USA, Inc. 5.04%, 06/05/2030		7,705	7,702,811
5.22%, 06/05/2032		56	55,876
Santander UK Group Holdings PLC 4.32%, 09/22/2029		423	418,733
4.86%, 09/11/2030		2,598	2,597,479
Series E 0.60%, 09/13/2029(a)	EUR	627	677,094
2.42%, 01/17/2029(a)	GBP	2,130	2,724,598
7.10%, 11/16/2027(a)		1,858	2,485,893
Scotiabank Peru SAA 6.10%, 10/01/2035(a)	U.S.$	200	205,000
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	742,467
Series G 4.50%, 03/26/2028(a)		200	198,872
SNB Funding Ltd. Series E 6.00%, 06/24/2035(a)		250	251,750
Societe Generale SA 0.50%, 06/12/2029(a)	EUR	200	217,021
3.625%, 03/01/2041(a)	U.S.$	402	296,775
3.75%, 07/15/2031(a)	EUR	100	115,230
4.875%, 11/21/2031(a)		300	360,981
5.37%, 05/27/2032(a)	U.S.$	426	428,891
5.40%, 04/10/2037(a)		533	523,437
5.51%, 05/22/2031(a)		17,497	17,778,241
7.37%, 01/10/2053(a)		376	405,066
Series E 4.25%, 12/06/2030(a)	EUR	100	117,140
5.625%, 06/02/2033(a)		600	751,477
5.75%, 01/22/2032(a)	GBP	100	135,030
Standard Chartered PLC 3.265%, 02/18/2036(a)	U.S.$	7,864	7,217,469
4.20%, 03/04/2032(a)	EUR	239	280,206

	Principal Amount (000)		U.S. $ Value

4.30%, 01/13/2030(a)	U.S.$	320	$315,941
4.87%, 03/15/2033(a)		580	577,004
4.87%, 05/10/2031(a)	EUR	249	299,332
5.005%, 10/15/2030(a)	U.S.$	300	301,258
5.24%, 05/13/2031(a)		240	242,639
5.435% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(b)(c)		8,000	7,801,937
6.30%, 01/09/2029(a)		210	214,750
7.77%, 11/16/2028(a)		279	290,310
Series E 3.86%, 03/17/2033(a)	EUR	7,420	8,551,730
State Street Corp. 3.03%, 11/01/2034	U.S.$	782	733,658
4.16%, 08/04/2033		448	430,883
6.12%, 11/21/2034		704	742,262
Sumitomo Mitsui Financial Group, Inc. 2.22%, 09/17/2031		200	175,285
2.75%, 01/15/2030		763	712,669
5.14%, 07/07/2034		543	541,556
5.71%, 01/13/2030		705	726,147
5.85%, 07/13/2030		737	764,887
Series E 3.96%, 04/02/2034(a)	EUR	358	415,572
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,755	8,924,511
Swedbank AB 7.27%, 11/15/2032(a)		1,904	2,601,658
Synchrony Financial 5.15%, 03/19/2029	U.S.$	669	669,068
5.45%, 03/06/2031		260	259,957
5.935%, 08/02/2030		6,710	6,836,003
Toronto-Dominion Bank (The) 4.42%, 10/31/2035	CAD	226	162,845
5.15%, 09/10/2034	U.S.$	173	173,554
5.25%, 07/23/2029(a)	AUD	2,190	1,514,154
Series E 3.63%, 12/13/2029(a)	EUR	273	316,185
Series G 3.56%, 04/16/2031(a)		410	472,311
UBS Group AG 2.095%, 02/11/2032(a)	U.S.$	253	223,147
2.875%, 04/02/2032(a)	EUR	9,430	10,497,871
3.13%, 08/13/2030(a)	U.S.$	259	246,004
3.87%, 01/12/2029(a)		740	731,547
4.19%, 04/01/2031(a)		701	685,004
6.625%, 01/08/2031(a)(b)		4,865	4,870,321
7.125%, 08/10/2034(a)(b)		2,613	2,636,348
9.25%, 11/13/2028(a)(b)		1,373	1,476,604
Series E 3.125%, 06/15/2030(a)	EUR	351	399,836
UniCredit SpA 5.86%, 06/19/2032(a)	U.S.$	11,659	11,719,844
Series E 4.45%, 02/16/2029(a)	EUR	278	323,994
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)	U.S.$	200	198,580
US Bancorp 4.01%, 05/21/2032	EUR	350	409,614
4.55%, 07/22/2028	U.S.$	79	79,018
4.97%, 07/22/2033		749	742,378
5.85%, 10/21/2033		711	741,352
Wells Fargo & Co. 2.39%, 06/02/2028		200	196,014
Series E 3.90%, 07/22/2032(a)	EUR	630	733,514
Westpac Banking Corp. 4.50%, 10/30/2030(a)	AUD	5,420	3,673,696
Westpac New Zealand Ltd. 4.13%, 01/29/2029(a)	U.S.$	210	207,620

	Principal Amount (000)		U.S. $ Value

Woori Bank 6.375%, 07/24/2029(a)(b)	U.S.$	230	$237,740
Zions Bancorp NA 6.82%, 11/19/2035		656	689,564

			667,189,077

Brokerage – 0.0%
Ameriprise Financial, Inc. 4.80%, 06/15/2031		147	146,970
Blue Owl Finance LLC 6.25%, 04/18/2034		377	368,953
Charles Schwab Corp. (The) 4.60% ( + 0.50%), 07/27/2029		493	492,454
4.74%, 05/21/2030		213	213,475
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		400	397,368
China Great Wall International Holdings VI Ltd. 5.25%, 04/23/2028(a)		240	241,586

			1,860,806

Finance – 0.4%
Apollo Debt Solutions BDC 5.20%, 12/08/2028(a)		58	57,074
Ares Capital Corp. 5.875%, 03/01/2029		661	666,329
5.95%, 07/15/2029		48	48,449
Ares Strategic Income Fund 4.85%, 01/15/2029		57	56,035
5.15%, 01/15/2031		57	54,387
Barings BDC, Inc. 5.20%, 09/15/2028		57	56,079
Blackstone Private Credit Fund 5.95%, 07/16/2029		682	682,041
7.30%, 11/27/2028		129	132,945
Blue Owl Credit Income Corp. 4.25%, 01/31/2031(a)	EUR	100	110,515
5.80%, 03/15/2030	U.S.$	124	120,817
Brookfield Finance, Inc. 6.35%, 01/05/2034		75	79,455
CFAMC IV Co., Ltd. Series E 4.50%, 05/29/2029(a)		200	197,814
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,544	7,222,401
Goldman Sachs BDC, Inc. 5.10%, 01/28/2029	U.S.$	58	56,654
Goldman Sachs Private Credit Corp. 5.05%, 02/23/2028		58	57,736
5.875%, 01/31/2031		56	55,250
6.15%, 06/16/2031(a)		57	56,545
Groupe Bruxelles Lambert NV 4.00%, 05/15/2033(a)	EUR	200	234,182
HPS Corporate Lending Fund 5.15%, 04/02/2029(a)	U.S.$	58	56,720
5.45%, 11/15/2030		634	613,091
5.85%, 06/05/2030		598	589,265
Morgan Stanley Direct Lending Fund 6.10%, 07/15/2031		59	58,252
MSD Investment Corp. 6.125%, 02/05/2031(a)		58	56,624
6.375%, 06/12/2029(a)		58	58,113
North Haven Private Income Fund LLC 5.125%, 09/25/2028(a)		58	56,633
Oaktree Strategic Credit Fund 6.19%, 07/15/2030		53	52,723
Sixth Street Lending Partners 5.75%, 01/15/2030		402	399,359

	Principal Amount (000)		U.S. $ Value

Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	62,000	$9,429,989
3.10%, 08/28/2054(a)		39,050	6,039,778
Wendel SE 3.75%, 08/11/2033(a)	EUR	100	113,086
4.50%, 06/19/2030(a)		400	471,335

			27,939,676

Financial Services – 0.2%
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	473,673
Computershare US, Inc. Series E 1.125%, 10/07/2031(a)	EUR	416	417,017
Equinix Europe 2 Financing Corp. LLC 3.25%, 03/15/2031		136	153,547
4.00%, 05/19/2034		262	300,966
Ford Credit Canada Co. Cie Credit Ford Du Canada 6.38%, 11/10/2028	CAD	12,312	9,126,081
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)	U.S.$	77	75,882
Sammons Financial Group Global Funding 5.10%, 06/22/2031(a)		59	58,770
STC Sukuk Co. II Ltd. 4.49%, 01/15/2031(a)		510	500,624

			11,106,560

Insurance – 0.7%
Aegon Ltd. 5.50%, 04/11/2048		686	688,136
AIA Group Ltd. 4.95%, 04/04/2033(a)		240	244,582
4.95%, 03/30/2035(a)		250	247,727
Allianz SE 1.30%, 09/25/2049(a)	EUR	100	106,817
4.43%, 07/25/2055(a)		100	117,233
5.82%, 07/25/2053(a)		200	253,308
6.50%, 10/30/2034(a)(b)	U.S.$	800	802,336
Series E 4.25%, 07/05/2052(a)	EUR	500	582,956
Allstate Corp. (The) 6.50%, 05/15/2057	U.S.$	713	730,515
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(a)		293	293,647
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 2.75%, 02/19/2049(a)	EUR	164	184,272
Series E 3.50%, 10/01/2046(a)		155	177,258
Athene Global Funding 1.75%, 11/24/2027(a)	GBP	100	126,812
2.67%, 06/07/2031(a)	U.S.$	3,387	2,991,561
5.03%, 07/17/2030(a)		1,478	1,464,693
5.13%, 06/01/2029(a)		489	489,829
5.15%, 07/28/2027(a)	GBP	100	132,738
5.38%, 01/07/2030(a)	U.S.$	6,188	6,207,525
5.53%, 07/11/2031(a)		10,051	10,133,042
5.58%, 01/09/2029(a)		319	323,624
Series E 1.875%, 11/30/2028(a)	GBP	100	122,754
3.41%, 02/25/2030(a)	EUR	100	113,165
Athene Holding Ltd. 6.25%, 04/01/2054	U.S.$	396	364,540
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	154,096

	Principal Amount (000)		U.S. $ Value

AXA SA Series E 1.875%, 07/10/2042(a)	EUR	189	$194,541
3.25%, 05/28/2049(a)		651	738,449
Berkshire Hathaway, Inc. 1.51%, 11/29/2028	JPY	100,000	606,667
Chubb INA Holdings LLC 2.75%, 08/06/2035(a)	CNH	42,100	6,189,182
CNO Global Funding 5.20%, 06/11/2031(a)	U.S.$	285	285,293
Coface SA 6.00%, 09/22/2032(a)	EUR	300	376,712
Enstar Group Ltd. 3.10%, 09/01/2031	U.S.$	444	395,445
F&G Global Funding 4.50%, 01/09/2029(a)		58	57,050
Fortitude Global Funding 5.50%, 06/12/2031(a)		58	58,265
FWD Group Holdings Ltd. 5.25%, 09/22/2030(a)		200	199,201
GA Global Funding Trust 4.50%, 09/18/2030(a)		150	145,313
Series E 3.75%, 06/20/2032(a)	EUR	100	112,188
Generali Series E 5.50%, 10/27/2047(a)		138	161,707
5.80%, 07/06/2032(a)		200	251,750
Hannover Rueck SE 5.875%, 08/26/2043(a)		400	509,530
Hartford Insurance Group, Inc. (The) Series ICON 6.04% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(c)	U.S.$	331	329,382
Jackson Financial, Inc. 6.15%, 01/15/2037		57	56,862
Jackson National Life Global Funding 5.25%, 06/16/2031(a)		58	57,910
MassMutual Global Funding II Series E 3.25%, 06/11/2032(a)	EUR	179	201,079
MetLife, Inc. 6.40%, 12/15/2066	U.S.$	723	736,698
10.75% (CME Term SOFR 3 Month + 0.00%), 08/01/2039		291	376,955
Metropolitan Life Global Funding I 5.40%, 07/11/2029(a)	AUD	2,537	1,762,288
Series G 3.75%, 12/07/2031(a)	EUR	149	173,185
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 4.125%, 05/26/2046(a)		200	228,345
New York Life Global Funding 5.20%, 06/03/2036(a)	U.S.$	380	378,901
NN Group NV Series E 4.625%, 01/13/2048(a)	EUR	200	231,851
Pacific Life Global Funding II Series E 3.125%, 06/18/2031(a)		100	113,160
5.375%, 11/30/2028(a)	GBP	100	134,533
Principal Life Global Funding II 4.65%, 05/18/2029(a)	U.S.$	288	287,177
Prudential Financial, Inc. 4.50%, 09/15/2047		739	728,805
5.70%, 09/15/2048		732	732,763
6.25%, 06/15/2056		79	79,169
RGA Global Funding 5.10%, 05/26/2031(a)		56	56,203

	Principal Amount (000)		U.S. $ Value

Sampo Oyj 3.375%, 05/23/2049(a)	EUR	205	$233,050
SBL Holdings, Inc. 5.00%, 02/18/2031(a)	U.S.$	670	604,107
7.20%, 10/30/2034(a)		540	506,100
Swiss Re Finance UK PLC Series E 2.71%, 06/04/2052(a)	EUR	600	643,053
Swiss RE Subordinated Finance PLC 5.70%, 04/05/2035(a)	U.S.$	600	606,757
Talanx AG Series GDIP 2.25%, 12/05/2047(a)	EUR	300	337,118
Zurich Finance Ireland Designated Activity Co. Series E 1.875%, 09/17/2050(a)		200	213,691

			47,143,601

REITs – 0.8%
Aldar Properties PJSC 5.875%, 04/14/2056(a)	U.S.$	250	236,268
American Assets Trust LP 3.375%, 02/01/2031		362	330,690
American Homes 4 Rent LP 4.25%, 02/15/2028		394	391,161
American Tower Corp. 1.00%, 01/15/2032	EUR	414	414,935
4.00%, 09/01/2033		5,373	6,258,633
Aroundtown SA 6.00%, 02/06/2031	AUD	5,000	3,404,631
CBRE Services, Inc. 5.95%, 08/15/2034	U.S.$	656	683,679
Colonial SFL Socimi SA Series E 3.125%, 09/23/2031(a)	EUR	500	556,827
Digital Dutch Finco BV 1.00%, 01/15/2032(a)		2,115	2,093,025
1.25%, 02/01/2031(a)		603	621,238
Digital Euro Finco LLC 1.125%, 04/09/2028(a)		475	524,972
4.25%, 11/20/2037(a)		100	112,386
Digital Intrepid Holding BV 1.375%, 07/18/2032(a)		6,858	6,820,734
Essential Properties LP 2.95%, 07/15/2031	U.S.$	260	235,006
Extra Space Storage LP 4.90%, 02/01/2032		59	58,753
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2031		9,361	8,842,986
5.625%, 03/01/2036		401	392,035
5.75%, 06/01/2028		210	212,345
Hammerson PLC Series E 3.50%, 04/15/2032(a)	EUR	183	204,687
Invitation Homes Operating Partnership LP 4.95%, 02/01/2032	U.S.$	218	216,387
Mercialys SA 4.00%, 06/04/2032(a)	EUR	600	685,686
NE Property BV Series E 4.25%, 01/21/2032(a)		356	413,041
Newmark Group, Inc. 7.50%, 01/12/2029	U.S.$	152	159,368
Praemia Healthcare SACA 1.375%, 09/17/2030(a)	EUR	100	103,919
5.50%, 09/19/2028(a)		300	355,937
Prologis International Funding II SA Series E 1.625%, 06/17/2032(a)		1,949	1,999,995

	Principal Amount (000)		U.S. $ Value

Prologis Yen Finance LLC 2.53%, 12/13/2030	JPY	100,000	$614,621
Public Storage Operating Co. 3.50%, 01/20/2034	EUR	294	330,089
Realty Income Corp. 1.75%, 07/13/2033	GBP	100	105,228
3.375%, 06/20/2031	EUR	1,535	1,740,546
3.625%, 07/30/2032		8,102	9,220,257
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	40,000	6,133,110
Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	2,410	2,318,348
Trust 2401 4.87%, 01/15/2030(a)		913	885,605
Unibail-Rodamco-Westfield SE Series E 1.875%, 01/15/2031(a)	EUR	600	638,661
Welltower OP LLC 4.50%, 12/01/2034	GBP	100	124,544
Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)	U.S.$	260	242,510
WP Carey, Inc. 3.75%, 05/10/2035	EUR	455	507,676
4.25%, 07/23/2032		171	200,065
4.65%, 07/15/2030	U.S.$	274	271,927
5.20%, 09/15/2036		326	321,682
WPC Eurobond BV 0.95%, 06/01/2030	EUR	257	266,921

			60,251,114

			815,490,834

Industrial – 10.3%
Basic – 1.0%
ABJA Investment Co. Pte. Ltd. 5.45%, 01/24/2028(a)	U.S.$	200	200,900
Akzo Nobel NV Series E 2.00%, 03/28/2032(a)	EUR	661	692,687
4.00%, 05/24/2033(a)		100	114,958
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	320	293,689
2.875%, 03/17/2031(a)		316	289,508
5.00%, 03/21/2033(a)		18,871	18,756,215
5.25%, 03/19/2036(a)		720	713,647
5.50%, 05/02/2033(a)		400	407,764
5.75%, 04/05/2034(a)		200	206,567
AngloGold Ashanti Holdings PLC 6.50%, 04/15/2040		200	210,100
ArcelorMittal SA 5.375%, 05/19/2036		296	294,242
7.00%, 10/15/2039(d)		262	290,639
Arkema SA Series E 3.50%, 09/09/2033(a)	EUR	300	337,187
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)		230	246,208
Series E 3.18%, 09/04/2031(a)		360	406,953
Dow Chemical Co. (The) 2.10%, 11/15/2030	U.S.$	11	9,714
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	319,884
5.315%, 04/14/2032(a)		204	203,070
Freeport-McMoRan, Inc. 4.25%, 03/01/2030		420	412,649
Fresnillo PLC 4.25%, 10/02/2050(a)		240	186,360

	Principal Amount (000)		U.S. $ Value

Georgia-Pacific LLC 4.40%, 05/15/2029(a)	U.S.$	214	$212,956
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(a)	EUR	16,025	18,461,784
4.15%, 04/29/2031(a)		515	605,002
Glencore Funding LLC 2.85%, 04/27/2031(a)	U.S.$	2,060	1,877,073
4.90%, 07/01/2031(a)		663	662,531
5.20%, 07/01/2033(a)		58	58,009
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	204,250
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	188,945
Ma’aden Sukuk Ltd. 5.50%, 02/13/2035(a)		262	264,610
Marcobre SAC 5.75%, 01/22/2036(a)		204	201,093
MEGlobal BV 2.625%, 04/28/2028(a)		260	247,731
Minera Mexico SA de CV 5.625%, 02/12/2032(a)		200	202,220
Mondi Finance PLC Series E 3.75%, 05/31/2032(a)	EUR	231	263,420
3.75%, 05/18/2033(a)		353	397,936
Nexa Resources SA 6.75%, 04/09/2034(a)	U.S.$	230	242,749
Norsk Hydro ASA Series E 3.625%, 01/23/2032(a)	EUR	580	665,934
Nucor Corp. 2.70%, 06/01/2030	U.S.$	316	294,037
OCP SA 6.10%, 04/30/2030(a)		290	297,346
6.70%, 03/01/2036(a)		530	554,062
7.50%, 05/02/2054(a)		270	292,667
Orbia Advance Corp. SAB de CV 6.80%, 05/13/2030(a)		10,689	10,628,206
7.50%, 05/13/2035(a)		328	328,410
POSCO 5.75%, 01/17/2028(a)		200	202,812
POSCO Holdings, Inc. 5.125%, 05/07/2030(a)		200	201,108
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033		986	1,053,746
SKF AB 3.125%, 09/14/2028(a)	EUR	170	194,341
SNF Group SACA 4.50%, 03/15/2032(a)		100	116,482
5.63%, 03/31/2031(a)	U.S.$	4,140	4,192,629
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)		350	350,875
5.625%, 04/22/2056(a)		305	302,484
6.50%, 11/07/2033(a)		250	265,963
Southern Copper Corp. 5.35%, 06/24/2036		410	407,170
Suzano Austria GmbH 3.75%, 01/15/2031(d)		290	272,052
Vale Overseas Ltd. 6.00%, 02/25/2056(a)		355	354,109
6.125%, 06/12/2033		200	209,867

			69,867,550

Capital Goods – 0.5%
3M Co. Series E 1.75%, 05/15/2030	EUR	397	429,665
ABB Finance USA, Inc. 4.375%, 05/08/2042	U.S.$	837	737,946

	Principal Amount (000)		U.S. $ Value

Carrier Global Corp. 4.125%, 05/29/2028	EUR	147	$171,191
Caterpillar, Inc. 1.90%, 03/12/2031	U.S.$	564	501,394
CIMIC Finance Ltd. 6.00%, 04/22/2036(a)		221	218,457
Series G 1.50%, 05/28/2029(a)	EUR	390	420,294
CNH Industrial NV Series E 3.75%, 06/11/2031(a)		577	665,251
Eaton Capital ULC 3.55%, 03/10/2034		3,236	3,698,436
FCC Servicios Medio Ambiente Holding SA 3.715%, 10/08/2031(a)		100	113,909
GE Capital European Funding Unlimited Co. Series E 6.025%, 03/01/2038		392	540,388
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	U.S.$	776	742,112
General Dynamics Corp. 3.625%, 04/01/2030		753	728,343
4.25%, 04/01/2040		819	736,293
General Electric Co. 1.50%, 05/17/2029	EUR	128	139,923
Series MTNA 6.75%, 03/15/2032	U.S.$	658	724,527
Heidelberg Materials Finance Luxembourg SA Series E 3.75%, 07/15/2036(a)	EUR	286	321,975
Heraeus Finance GmbH 2.625%, 06/09/2027(a)		100	113,588
Holcim Finance Luxembourg SA Series E 0.625%, 01/19/2033(a)		457	431,791
Honeywell Aerospace, Inc. 4.60%, 03/16/2033(a)	U.S.$	215	210,963
Howmet Aerospace, Inc. 3.75%, 03/03/2028		58	57,283
John Deere Capital Corp. Series J 4.40%, 06/15/2029		45	44,968
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	12,710	8,801,792
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 0.375%, 09/15/2027	EUR	100	110,809
3.00%, 09/15/2028		502	572,819
Metso Oyj Series E 0.875%, 05/26/2028(a)		179	196,103
Parker-Hannifin Corp. 2.90%, 03/01/2030		8,422	9,528,281
4.25%, 09/15/2027	U.S.$	680	678,775
Republic Services, Inc. 4.75%, 07/15/2031		378	378,823
RTX Corp. 2.15%, 05/18/2030	EUR	474	519,162
Siemens Financieringsmaatschappij NV 3.625%, 02/24/2043(a)		600	649,050
Trane Technologies Financing Ltd. 3.80%, 03/21/2029	U.S.$	1,070	1,051,873
5.25%, 03/03/2033		288	294,631
Veralto Corp. 4.15%, 09/19/2031	EUR	530	612,759

			35,143,574

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.5%
Beignet Investor LLC 6.58%, 05/30/2049(a)	U.S.$	310	$316,827
Charter Communications Operating LLC/Charter Communications Operating Capital 5.50%, 04/01/2063		318	243,941
Comcast Corp. 4.95%, 10/15/2058		73	58,594
5.35%, 05/15/2053		276	238,224
Cox Communications, Inc. 2.60%, 06/15/2031(a)		343	302,604
4.80%, 02/01/2035(a)		520	467,218
5.45%, 09/01/2034(a)		72	68,556
5.80%, 12/15/2053(a)		607	510,287
5.95%, 09/01/2054(a)		128	110,155
Fox Corp. 6.50%, 10/13/2033		456	485,205
Grupo Televisa SAB 5.00%, 05/13/2045		270	186,219
6.625%, 01/15/2040		350	307,223
8.50%, 03/11/2032		3,493	3,750,609
Informa PLC Series E 1.25%, 04/22/2028(a)	EUR	244	269,656
3.375%, 06/09/2031(a)		390	441,521
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	61	46,997
4.65%, 08/15/2062		1,370	1,037,942
5.55%, 08/15/2064		365	318,971
5.60%, 05/15/2053		382	347,560
5.75%, 05/15/2063		700	630,348
5.75%, 11/15/2065		13,166	11,823,359
Omnicom Finance Holdings PLC Series E 1.40%, 07/08/2031	EUR	225	232,241
Paramount Global 4.375%, 03/15/2043	U.S.$	12	7,762
4.60%, 01/15/2045		417	265,890
4.90%, 08/15/2044		51	33,629
4.95%, 01/15/2031		345	320,825
4.95%, 05/19/2050		527	340,220
7.875%, 07/30/2030		172	180,595
Pinewood Finco PLC 6.00%, 03/27/2030(a)	GBP	5,733	7,623,853
Prosus NV 3.68%, 01/21/2030(a)	U.S.$	792	757,508
3.83%, 02/08/2051(a)		1,120	750,343
4.99%, 01/19/2052(a)		380	302,922
Space Exploration Technologies Corp. 5.35%, 07/15/2031(a)		541	540,408
TDF Infrastructure SAS 1.75%, 12/01/2029(a)	EUR	200	214,612
5.625%, 07/21/2028(a)		400	474,057
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	472,877
2.88%, 04/22/2031(a)		200	186,663
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		360	399,418
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	200	216,507
5.50%, 09/01/2041	U.S.$	150	128,123
6.75%, 06/15/2039		355	347,017
Weibo Corp. 3.375%, 07/08/2030		320	299,680

			36,057,166

Communications - Telecommunications – 0.8%
America Movil SAB de CV 6.125%, 11/15/2037		200	210,340
6.125%, 03/30/2040		300	313,815

	Principal Amount (000)		U.S. $ Value

AT&T, Inc. 3.30%, 02/01/2052	U.S.$	733	$463,741
3.50%, 09/15/2053		304	197,212
3.65%, 06/01/2051		417	283,906
4.55%, 03/09/2049		905	726,865
4.60%, 09/19/2028(a)	AUD	6,050	4,139,500
4.75%, 05/15/2046	U.S.$	865	728,251
5.25%, 10/30/2036		55	54,010
6.20%, 10/30/2056		55	54,367
6.30%, 10/30/2066		42	41,625
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)		200	180,750
Beacon Point DC LLC 6.13%, 11/30/2042(a)		3,133	3,157,522
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	10,096	7,783,489
HUT 8 DC LLC 6.19%, 11/15/2042(a)	U.S.$	231	234,394
NTT Finance Corp. 3.325%, 11/01/2029(a)	EUR	5,986	6,848,349
3.56%, 11/01/2031(a)		5,930	6,789,424
4.23%, 11/01/2038(a)		412	473,176
4.74%, 03/31/2028(a)	U.S.$	216	216,119
5.26%, 11/01/2033(a)		4,031	4,026,721
5.48%, 11/01/2036(a)		216	215,769
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)		420	382,649
Orange SA 9.00%, 03/01/2031(d)		572	668,443
PLDT, Inc. 2.50%, 01/23/2031(a)		200	181,620
SingTel Group Treasury Pte. Ltd. Series E 2.375%, 08/28/2029(a)		290	272,342
TDC Net A/S Series E 5.62%, 02/06/2030(a)	EUR	341	410,993
6.50%, 06/01/2031(a)		211	264,879
TELUS Corp. 4.95%, 02/18/2031	CAD	762	562,351
Series CAG 5.25%, 11/15/2032		10,638	7,961,267
Verizon Communications, Inc. 0.75%, 03/22/2032	EUR	344	338,211
3.00%, 03/23/2031	AUD	2,380	1,481,635
3.50%, 06/28/2032	EUR	100	114,101
4.27%, 01/15/2036	U.S.$	474	436,676
4.50%, 08/17/2027(a)	AUD	4,430	3,048,309
4.81%, 03/15/2039	U.S.$	618	574,775
6.00%, 11/30/2065		290	281,081
Vodafone Group PLC 4.80%, 06/18/2031		59	58,635
6.10%, 06/18/2056		59	58,516
Series E 6.375%, 07/03/2050(a)	GBP	100	129,290
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(a)	U.S.$	210	199,962

			54,565,080

Consumer Cyclical - Automotive – 0.7%
American Honda Finance Corp. 1.80%, 01/13/2031		695	608,157
3.50%, 06/27/2031	EUR	349	397,466
Series E 1.50%, 10/19/2027	GBP	100	127,307
Series G 4.40%, 09/05/2029	U.S.$	142	140,492
4.85%, 10/23/2031		435	432,053
5.05%, 07/10/2031		434	434,900

	Principal Amount (000)		U.S. $ Value

BMW Canada, Inc. Series AH 3.70%, 09/05/2029	CAD	900	$636,460
BorgWarner, Inc. 1.00%, 05/19/2031	EUR	407	413,708
Ford Motor Credit Co. LLC 4.87%, 08/03/2027		214	248,767
4.97%, 04/06/2029	U.S.$	511	505,862
5.11%, 05/03/2029		1,085	1,077,538
5.42%, 04/09/2031		7,594	7,529,378
5.87%, 10/31/2035(d)		264	258,288
6.80%, 05/12/2028		200	205,734
7.35%, 03/06/2030		4,309	4,558,199
General Motors Financial Co., Inc. 2.40%, 04/10/2028		1,120	1,076,678
4.90%, 10/06/2029		107	107,284
5.10%, 09/15/2031		57	57,100
5.55%, 07/15/2029		199	203,098
Series E 4.00%, 05/12/2032(a)	EUR	470	541,835
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	2,944	2,142,203
Harley-Davidson Financial Services, Inc. 4.00%, 03/12/2030(a)	EUR	180	206,952
Hyundai Capital America 2.375%, 10/15/2027(a)	U.S.$	300	291,596
4.25%, 01/08/2029(a)		148	145,946
4.50%, 06/16/2028(a)		59	58,761
4.50%, 09/18/2030(a)		4,746	4,657,134
4.75%, 04/06/2029(a)		3,749	3,738,649
4.875%, 11/01/2027(a)		83	83,212
5.00%, 06/18/2031(a)		302	301,546
5.25%, 01/08/2027(a)		4,163	4,178,197
5.25%, 06/21/2033(a)		59	58,774
5.68%, 06/26/2028(a)		6,331	6,435,738
6.10%, 09/21/2028(a)		30	30,786
6.50%, 01/16/2029(a)		147	152,621
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	322,477
Lear Corp. 3.80%, 09/15/2027		686	680,201
Magna International, Inc. 3.625%, 05/21/2031	EUR	579	667,074
Stellantis NV Series E 4.25%, 06/16/2031(a)		500	569,665
4.375%, 03/14/2030(a)		184	212,962
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	12,010	8,183,245
Volkswagen Bank GmbH Series E 3.50%, 06/19/2031(a)	EUR	200	225,488
Volkswagen Financial Services AG 3.625%, 05/19/2029(a)		300	343,912
VW Credit Canada, Inc. 3.81%, 11/19/2030	CAD	350	246,543

			53,493,986

Consumer Cyclical - Entertainment – 0.0%
CPUK Finance Ltd. 5.88%, 08/28/2027(a)	GBP	100	133,556
6.14%, 08/28/2031(a)		100	136,389
Hasbro, Inc. 4.65%, 03/12/2031	U.S.$	2,876	2,840,203
Polaris, Inc. 5.60%, 03/01/2031		144	144,011

	Principal Amount (000)		U.S. $ Value

Universal Music Group NV Series E 3.75%, 06/30/2032(a)	EUR	223	$257,645

			3,511,804

Consumer Cyclical - Other – 0.2%
Flutter Treasury DAC 4.00%, 06/04/2031(a)		4,913	5,521,268
5.875%, 06/04/2031(a)	U.S.$	209	208,048
6.125%, 06/04/2031(a)	GBP	2,882	3,805,669
HOCHTIEF AG Series E 0.50%, 09/03/2027(a)	EUR	129	143,210
1.25%, 09/03/2031(a)		345	351,241
IHG Finance LLC Series E 3.625%, 09/27/2031(a)		202	230,854
4.375%, 11/28/2029(a)		343	404,220
Imerys SA Series E 1.875%, 03/31/2028(a)		200	222,209
JH North America Holdings, Inc. 6.125%, 07/31/2032(a)	U.S.$	65	65,576
Kingspan Securities Ireland DAC Series E 3.50%, 10/31/2031(a)	EUR	132	150,497
Las Vegas Sands Corp. 3.90%, 08/08/2029	U.S.$	410	395,698
Sands China Ltd. 3.25%, 08/08/2031(d)		450	409,500
4.375%, 06/18/2030(d)		499	483,382
Sekisui House US, Inc. 6.00%, 01/15/2043		223	204,682

			12,596,054

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,208	5,112,256

Consumer Cyclical - Retailers – 0.0%
7-Eleven, Inc. 2.50%, 02/10/2041(a)		426	290,610
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)		460	417,979
Dollarama, Inc. 5.53%, 09/26/2028	CAD	231	170,099
El Puerto de Liverpool SAB de CV 5.75%, 02/10/2038(a)	U.S.$	272	261,819
6.66%, 01/22/2037(a)		200	207,598
Falabella SA 3.375%, 01/15/2032(a)		340	307,488
Genuine Parts Co. 4.95%, 08/15/2029		680	678,092
InRetail Consumer 3.25%, 03/22/2028(a)		260	249,834
Pandora A/S Series E 4.50%, 04/10/2028(a)	EUR	350	408,202
Ralph Lauren Corp. 2.95%, 06/15/2030	U.S.$	618	579,425
Target Corp. 4.00%, 07/01/2042		307	257,120

			3,828,266

Consumer Non-Cyclical – 2.1%
Altria Group, Inc. 2.45%, 02/04/2032		746	656,421
3.125%, 06/15/2031	EUR	7,556	8,530,261
4.00%, 02/04/2061	U.S.$	1,033	719,665
5.375%, 01/31/2044		546	509,738
5.625%, 02/06/2035		500	513,470

	Principal Amount (000)		U.S. $ Value

5.80%, 02/14/2039	U.S.$	419	$424,558
5.95%, 02/14/2049		652	640,264
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036		747	727,023
Anheuser-Busch InBev SA/NV Series E 3.70%, 04/02/2040(a)	EUR	288	317,960
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 06/15/2034	U.S.$	444	448,319
8.20%, 01/15/2039		572	718,234
Archer-Daniels-Midland Co. 3.25%, 03/27/2030		765	729,768
Barry Callebaut Services NV 4.25%, 08/19/2031(a)	EUR	100	116,942
BAT International Finance PLC Series E 2.25%, 01/16/2030(a)		143	157,995
4.125%, 04/12/2032(a)		16,328	19,068,131
6.00%, 11/24/2034(a)	GBP	79	107,437
Baxter International, Inc. 1.30%, 05/15/2029	EUR	402	433,318
1.73%, 04/01/2031	U.S.$	811	690,419
2.54%, 02/01/2032		800	687,876
Bayer AG 1.125%, 01/06/2030(a)	EUR	200	212,776
Series E 4.625%, 05/26/2033(a)		10	12,060
Series EMTF 1.375%, 07/06/2032(a)		700	705,596
Bayer US Finance II LLC 4.375%, 12/15/2028(a)	U.S.$	494	488,794
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036(a)		200	199,494
Biogen, Inc. 2.25%, 05/01/2030		809	738,345
BMS Ireland Capital Funding DAC 4.58%, 11/10/2055	EUR	339	383,154
British American Tobacco PLC Series NC8 3.75%, 06/27/2029(a)(b)		477	541,091
Cargill, Inc. 3.875%, 04/24/2030(a)		199	232,571
Cencora, Inc. 2.70%, 03/15/2031	U.S.$	63	57,435
Cencosud SA 5.75%, 04/15/2036(a)		250	250,187
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	180,912
Coca-Cola Co. (The) 1.25%, 03/08/2031	EUR	235	247,037
CommonSpirit Health 3.35%, 10/01/2029	U.S.$	481	459,717
4.35%, 09/01/2030		3,816	3,734,170
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 01/15/2029(a)		400	388,382
6.625%, 07/15/2030(a)		293	293,114
CSL Finance PLC 4.95%, 04/27/2062(a)		859	733,169
Danaher Corp. 3.625%, 04/29/2034	EUR	8,467	9,738,509
Electrolux AB Series E 4.50%, 09/29/2028(a)		389	453,362
Eli Lilly & Co. 4.95%, 02/27/2063	U.S.$	194	173,032
5.10%, 02/09/2064		641	585,642
5.60%, 02/12/2065		193	191,404
5.70%, 05/20/2066		617	620,263

	Principal Amount (000)		U.S. $ Value

General Mills, Inc. 3.60%, 04/17/2032	EUR	13,835	$15,822,291
Gilead Sciences, Inc. 1.65%, 10/01/2030	U.S.$	1,598	1,417,310
4.25%, 05/20/2028		58	57,835
4.60%, 05/20/2031		284	283,028
HCA, Inc. 3.50%, 09/01/2030		559	529,889
4.30%, 11/15/2030		128	125,232
Imperial Brands Finance PLC Series E 3.875%, 08/02/2033(a)	EUR	284	321,532
3.875%, 02/12/2034(a)		6,040	6,795,035
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)	U.S.$	390	356,795
Ipsen SA 3.875%, 03/25/2032(a)	EUR	200	229,930
J M Smucker Co. (The) 3.375%, 12/15/2027	U.S.$	625	615,875
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.50%, 01/15/2036		437	436,535
JDE Peet’s NV Series E 4.125%, 01/23/2030(a)	EUR	186	216,453
JT International Financial Services BV Series E 2.75%, 09/28/2033(a)	GBP	100	112,248
4.125%, 06/17/2035(a)	EUR	152	176,701
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	3,182	2,547,184
Louis Dreyfus Co. Finance BV 3.50%, 10/22/2031(a)	EUR	159	180,333
Maple Parent Holdings Corp. 3.88%, 03/26/2030(a)		4,508	5,190,462
Mars, Inc. 3.20%, 04/01/2030(a)	U.S.$	708	672,885
Merck & Co., Inc. 1.45%, 06/24/2030		611	543,317
4.75%, 12/04/2035		58	56,846
4.95%, 05/22/2033		56	56,363
5.15%, 05/17/2063		430	391,077
5.20%, 05/22/2036		56	56,680
5.85%, 05/22/2056		26	26,629
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	578	668,250
MSD Netherlands Capital BV 3.50%, 05/30/2037		349	391,467
3.70%, 05/30/2044		245	263,922
Mylan, Inc. 4.55%, 04/15/2028	U.S.$	181	179,903
Nestle Finance International Ltd. Series E 1.75%, 11/02/2037(a)	EUR	441	416,150
2.80%, 05/29/2035(a)	CNH	34,880	5,227,223
Novant Health, Inc. 3.17%, 11/01/2051	U.S.$	345	227,916
Novartis Capital Corp. 2.20%, 08/14/2030		794	726,196
3.80%, 09/18/2029		489	479,808
4.10%, 03/16/2029		457	453,659
4.10%, 11/05/2030		748	734,772
5.70%, 03/18/2056		58	59,130
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 05/19/2033		736	727,197
Pfizer, Inc. 3.90%, 03/15/2039		618	536,743
7.20%, 03/15/2039		247	289,447
Philip Morris International, Inc. 0.80%, 08/01/2031	EUR	332	334,255

	Principal Amount (000)		U.S. $ Value

1.75%, 11/01/2030	U.S.$	734	$650,068
4.375%, 04/30/2030		304	300,931
5.625%, 11/17/2029		32	32,973
5.625%, 09/07/2033		267	277,629
6.375%, 05/16/2038		97	106,077
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		367	334,001
Roquette Freres SA 3.77%, 11/25/2031(a)	EUR	200	227,967
Royalty Pharma PLC 1.75%, 09/02/2027	U.S.$	707	684,793
5.15%, 09/02/2029		266	269,596
Saputo, Inc. 5.49%, 11/20/2030	CAD	20,702	15,621,132
Smith & Nephew PLC 2.03%, 10/14/2030	U.S.$	834	741,808
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		201	177,364
3.00%, 10/15/2030(a)		112	102,760
Sudzucker International Finance BV 4.125%, 01/29/2032(a)	EUR	181	206,334
Sutter Health Series 20A 2.29%, 08/15/2030	U.S.$	100	91,068
Sysco Corp. 2.40%, 02/15/2030		478	439,970
4.40%, 07/25/2031		27	26,313
4.95%, 03/25/2036		58	55,725
5.10%, 09/23/2030		287	289,740
5.95%, 04/01/2030		186	192,848
6.60%, 04/01/2050		680	723,467
Upjohn Finance BV 1.91%, 06/23/2032(a)	EUR	128	130,935
Viatris, Inc. 4.25%, 06/17/2033		3,718	4,290,172
Woolworths Group Ltd. 2.80%, 05/20/2030(a)	AUD	4,700	2,962,808
5.76%, 04/18/2031(a)		14,640	10,268,396
5.91%, 11/29/2034(a)		3,340	2,323,320
Wyeth LLC 6.00%, 02/15/2036	U.S.$	520	552,468
Zoetis, Inc. 2.00%, 05/15/2030		140	126,674

			148,959,855

Energy – 2.3%
Acciona Energia Financiacion Filiales SA Series E 5.125%, 04/23/2031(a)	EUR	300	358,560
Adnoc Murban Rsc Ltd. 5.125%, 09/11/2054(a)	U.S.$	200	180,125
Aker BP ASA Series E 1.125%, 05/12/2029(a)	EUR	601	645,728
APA Infrastructure Ltd. Series E 2.00%, 07/15/2030(a)		352	381,541
Baker Hughes Holdings LLC 5.125%, 09/15/2040	U.S.$	485	465,159
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.23%, 03/11/2030	EUR	4,031	4,609,418
3.34%, 12/15/2027	U.S.$	728	716,864
4.35%, 06/15/2031		4,685	4,591,687
4.49%, 05/01/2030		444	441,126
4.74%, 03/11/2046	EUR	576	673,537
BP Capital Markets America, Inc. 4.89%, 09/11/2033	U.S.$	291	289,656
BP Capital Markets PLC 3.625%, 03/22/2029(a)(b)	EUR	8,895	10,135,527

	Principal Amount (000)		U.S. $ Value

4.25%, 03/22/2027(a)(b)	GBP	486	$639,820
4.75%, 08/28/2029(a)	AUD	9,360	6,427,365
5.44%, 08/28/2034(a)		12,760	8,680,882
Series E 1.23%, 05/08/2031(a)	EUR	330	341,816
Cameron LNG LLC 2.90%, 07/15/2031(a)	U.S.$	102	92,930
Cheniere Energy, Inc. 5.20%, 07/30/2036(a)		31	30,496
ConocoPhillips 6.50%, 02/01/2039		535	592,228
ConocoPhillips Co. 4.025%, 03/15/2062		210	153,246
5.30%, 05/15/2053		346	322,101
5.65%, 01/15/2065		763	735,798
5.70%, 09/15/2063		54	52,653
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		155	136,300
4.375%, 01/15/2028		204	202,659
5.75%, 01/15/2031(a)		2,769	2,818,163
DCC Group Finance Ireland DAC Series E 4.375%, 06/27/2031(a)	EUR	558	641,389
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	U.S.$	761	728,809
6.20%, 01/15/2055		701	719,054
Enbridge, Inc. 5.45%, 03/27/2036		58	58,591
6.10%, 11/09/2032	CAD	16,978	13,304,428
6.20%, 11/15/2030	U.S.$	514	540,636
Eni SpA 5.25%, 05/18/2036(a)		215	211,910
5.75%, 05/19/2035(a)		717	738,585
Series E 1.625%, 05/17/2028(a)	EUR	367	409,636
3.875%, 01/15/2034(a)		459	531,657
4.125%, 01/19/2032(a)(b)		11,570	13,087,683
4.25%, 05/19/2033(a)		304	360,582
Enterprise Products Operating LLC 5.20%, 01/15/2036	U.S.$	66	66,223
5.375%, 02/15/2078		685	681,813
Series E 5.25%, 08/16/2077		96	95,610
EOG Resources, Inc. 4.40%, 01/15/2031		436	430,169
4.95%, 04/15/2050		280	250,045
5.65%, 12/01/2054		199	194,809
5.95%, 07/15/2055		296	301,547
EQT Corp. 4.50%, 01/15/2029		2,279	2,263,082
7.50%, 06/01/2030		260	280,467
Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(a)		221	225,971
6.13%, 02/23/2038(a)		300	310,133
Halliburton Co. 2.92%, 03/01/2030		357	335,134
4.85%, 11/15/2035		243	235,971
7.45%, 09/15/2039		51	59,626
Hanwha Energy USA Holdings Corp. 4.375%, 07/02/2028(a)		250	248,915
Hess Corp. 7.125%, 03/15/2033		233	262,032
Kinder Morgan, Inc. 2.00%, 02/15/2031		327	289,103
MPLX LP 5.30%, 04/01/2036		177	174,458
NGPL PipeCo LLC 5.60%, 08/15/2036(a)		58	57,611
Occidental Petroleum Corp. 5.375%, 01/01/2032		6,754	6,889,063

	Principal Amount (000)		U.S. $ Value

ONEOK Partners LP 6.65%, 10/01/2036	U.S.$	5,550	$6,021,759
ONEOK, Inc. 6.35%, 01/15/2031		408	429,473
6.50%, 09/01/2030(a)		11	11,557
ORLEN SA 6.00%, 01/30/2035(a)		380	393,718
Phillips 66 Co. 3.15%, 12/15/2029		771	733,049
5.25%, 06/15/2031		704	716,433
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		717	719,532
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(a)		230	239,384
Qatarenergy LNG S3 5.84%, 09/30/2027(a)		142	142,611
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	213,702
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	983,950
3.25%, 11/24/2050(a)		410	268,570
4.25%, 04/16/2039(a)		584	514,650
5.875%, 07/17/2064(a)		280	262,629
Schlumberger Holdings Corp. 2.65%, 06/26/2030(a)		781	725,104
3.90%, 05/17/2028(a)		539	533,067
Schlumberger Investment SA 4.55%, 05/07/2031		206	204,947
Shell Finance US, Inc. 4.75%, 01/06/2036		57	55,781
5.125%, 10/15/2041(a)		466	447,126
5.50%, 03/25/2040(a)		493	497,717
6.375%, 12/15/2038(a)		260	284,219
Shell International Finance BV 6.375%, 12/15/2038		597	654,928
Suncor Energy, Inc. 4.34%, 09/13/2046	CAD	474	303,286
7.15%, 02/01/2032	U.S.$	417	459,239
Targa Resources Corp. 4.35%, 01/15/2029		314	311,641
4.35%, 04/15/2031		5,654	5,519,977
5.55%, 08/15/2035		302	305,543
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		280	259,560
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		725	678,664
Terega SASU 0.625%, 02/27/2028(a)	EUR	100	109,258
TotalEnergies Capital International SA 2.83%, 01/10/2030	U.S.$	480	453,554
2.99%, 06/29/2041		383	286,436
TotalEnergies Capital SA 5.425%, 09/10/2064		501	472,703
TotalEnergies SE 2.00%, 01/17/2027(a)(b)	EUR	11,880	13,455,315
4.12%, 11/19/2029(a)(b)		548	632,752
Series NC7 1.625%, 10/25/2027(a)(b)		1,650	1,835,271
TransCanada PipeLines Ltd. 5.13%, 11/19/2055	CAD	381	263,466
5.33%, 05/12/2032		227	171,049
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)	U.S.$	200	200,224
Var Energi ASA 6.50%, 05/22/2035(a)		3,927	4,172,099
7.50%, 01/15/2028(a)		6,774	7,028,345
Series E 5.50%, 05/04/2029(a)	EUR	191	229,868

	Principal Amount (000)		U.S. $ Value

Vestas Wind Systems A/S Series E 3.75%, 06/15/2033(a)	EUR	228	$260,414
Williams Cos., Inc. (The) 2.60%, 03/15/2031	U.S.$	767	694,257
5.65%, 03/15/2033		1,166	1,200,482
6.30%, 04/15/2040		384	407,810
Wintershall Dea Finance BV 1.82%, 09/25/2031(a)	EUR	12,500	12,848,805
Woodside Finance Ltd. 5.10%, 09/12/2034	U.S.$	2,532	2,495,039
5.40%, 05/19/2030		75	76,305
6.00%, 05/19/2035		6,413	6,682,131

			166,567,526

Other Industrial – 0.0%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		304	242,227
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	236,337
Ferguson Finance PLC 3.25%, 06/02/2030(a)		305	287,375
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	351	403,555

			1,169,494

Services – 0.6%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	430	388,114
2.80%, 11/28/2029(a)	CNH	33,870	5,126,882
4.50%, 11/28/2034	U.S.$	210	203,983
Amazon.com, Inc. 3.25%, 05/12/2061		247	152,016
4.05%, 03/16/2039	EUR	304	350,327
4.05%, 08/22/2047	U.S.$	215	170,348
4.10%, 04/13/2062		885	655,078
4.25%, 08/22/2057		843	653,245
5.00%, 06/12/2056	CAD	10,870	7,743,561
5.45%, 11/20/2055	U.S.$	695	657,303
5.55%, 11/20/2065		7,772	7,266,817
5.95%, 03/13/2066		124	123,107
6.05%, 03/13/2076		3,930	3,916,399
eBay, Inc. 2.60%, 05/10/2031		495	445,929
2.70%, 03/11/2030		467	433,369
4.00%, 07/15/2042		900	714,557
Edenred SE 3.625%, 08/05/2032(a)	EUR	500	571,514
Global Payments, Inc. 4.50%, 11/15/2028	U.S.$	149	147,227
4.55%, 03/15/2028		225	224,092
4.875%, 03/17/2031	EUR	8,466	9,987,852
Kaspi.KZ JSC 5.90%, 04/28/2031(a)	U.S.$	400	399,560
Meituan 4.50%, 04/02/2028(a)		200	198,903
4.50%, 05/05/2031(a)		260	253,855
MercadoLibre, Inc. 4.90%, 01/15/2033		350	340,259
PayPal Holdings, Inc. 2.30%, 06/01/2030		123	112,229
5.15%, 06/01/2034		726	721,605
5.55%, 06/01/2036		91	90,997
Verisure Holding AB 4.125%, 01/02/2032(a)	EUR	2,604	2,994,943
Wolters Kluwer NV 3.375%, 03/20/2032(a)		274	311,306

			45,355,377

	Principal Amount (000)		U.S. $ Value

Technology – 0.9%
Alphabet, Inc. 4.10%, 05/11/2039	EUR	275	$320,007
4.625%, 11/13/2032	GBP	400	522,584
5.25%, 05/15/2055	U.S.$	501	468,446
5.30%, 05/15/2065		1,220	1,118,673
5.45%, 11/15/2055		142	136,103
5.65%, 02/15/2056		300	296,300
5.70%, 11/15/2075		7,810	7,511,742
5.75%, 02/15/2066		307	303,420
Amdocs Ltd. 2.54%, 06/15/2030		208	187,714
Apple, Inc. 2.55%, 08/20/2060		1,215	652,253
2.85%, 08/05/2061		1,259	723,790
4.10%, 08/08/2062		592	452,021
4.45%, 05/06/2044		831	735,335
Baidu, Inc. 2.375%, 08/23/2031		320	288,083
2.70%, 03/12/2030(a)	CNH	21,640	3,262,732
3.00%, 03/12/2035(a)		46,220	7,032,102
Broadcom, Inc. 3.19%, 11/15/2036(a)	U.S.$	323	270,117
4.15%, 04/15/2032(a)		377	362,684
4.20%, 10/15/2030		278	272,663
4.30%, 01/15/2031		251	246,821
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		758	677,612
CDW LLC/CDW Finance Corp. 3.25%, 02/15/2029		436	416,945
DXC Technology Co. 2.375%, 09/15/2028		476	448,492
Fidelity National Information Services, Inc. 3.45%, 03/10/2030	EUR	2,789	3,179,721
4.45%, 03/10/2028	U.S.$	115	114,592
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)		200	182,575
Gartner, Inc. 3.625%, 06/15/2029(a)		717	678,566
4.50%, 07/01/2028(a)		689	677,967
Hubbell, Inc. 4.65%, 06/15/2031		56	55,779
4.90%, 06/15/2033		56	55,594
5.15%, 06/15/2036		56	55,737
Intuit, Inc. 4.95%, 06/15/2031		57	56,975
5.50%, 06/15/2036		487	485,122
5.50%, 09/15/2053		316	284,145
Jabil, Inc. 3.95%, 01/12/2028		436	431,503
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		448	422,003
NVIDIA Corp. 3.50%, 04/01/2040		892	741,140
4.95%, 06/15/2036		648	642,306
5.625%, 06/15/2056		703	697,643
Oracle Corp. 2.30%, 03/25/2028		198	189,512
4.125%, 05/15/2045		574	400,187
4.375%, 05/15/2055		287	191,182
4.50%, 07/08/2044		39	29,058
4.80%, 08/03/2028		644	642,855
4.80%, 09/26/2032		515	490,016
5.25%, 02/03/2032		34	33,502
5.50%, 08/03/2035		114	109,085
5.95%, 09/26/2055		58	49,291
6.10%, 09/26/2065		283	236,657
6.125%, 08/03/2065		214	179,855
6.25%, 11/09/2032		80	82,219

	Principal Amount (000)		U.S. $ Value

6.85%, 02/04/2066	U.S.$	155	$144,382
6.90%, 11/09/2052		380	364,382
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		10,222	10,207,203
Salesforce, Inc. 1.95%, 07/15/2031		80	69,671
2.70%, 07/15/2041		1,002	683,411
3.05%, 07/15/2061		1,212	679,594
4.65%, 03/15/2029		55	54,978
4.90%, 09/15/2031		9,825	9,802,129
5.20%, 03/15/2033		323	323,615
5.55%, 03/15/2036		52	51,853
6.55%, 03/15/2056		455	455,464
6.70%, 03/15/2066		306	307,766
SK hynix, Inc. 6.50%, 01/17/2033(a)		210	228,417
Teleperformance SE Series E 4.25%, 01/21/2030(a)	EUR	200	230,579
TSMC Global Ltd. 1.375%, 09/28/2030(a)	U.S.$	540	475,070
2.25%, 04/23/2031(a)		790	712,525

			62,892,465

Transportation - Airlines – 0.0%
AS Mileage Plan IP Ltd. 5.31%, 10/20/2031(a)		455	450,557
Delta Air Lines, Inc. 5.25%, 07/10/2030		315	318,388
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		730	729,520
easyJet PLC Series E 3.75%, 03/20/2031(a)	EUR	100	115,120
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 10/15/2027	U.S.$	365	369,144

			1,982,729

Transportation - Railroads – 0.3%
Guangzhou Metro Investment Finance BVI Ltd. Series E 2.15%, 08/19/2028(a)	CNH	13,520	1,988,853
2.15%, 09/04/2028(a)		91,460	13,428,455
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	353	335,897
5.875%, 07/05/2034(a)		208	211,801
MTR Corp., Ltd. Series E 3.05%, 09/20/2054(a)	CNH	40,000	6,036,741

			22,001,747

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.83%, 02/02/2032(a)	U.S.$	290	264,347
4.375%, 07/03/2029(a)		200	194,218
Cofiroute SA Series E 3.125%, 03/06/2033(a)	EUR	100	111,445
ENA Master Trust 4.00%, 05/19/2048(a)	U.S.$	484	388,787
ERAC USA Finance LLC 4.50%, 10/30/2029(a)		320	317,958
7.00%, 10/15/2037(a)		260	294,871
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(a)		58	57,199
4.65%, 03/15/2031(a)		58	56,949
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	10,437	14,648,936

	Principal Amount (000)		U.S. $ Value

Series E 4.50%, 07/11/2033(a)	EUR	100	$118,865
Motability Operations Group PLC Series E 3.875%, 01/24/2034(a)		201	229,786
Polar Tankers, Inc. 5.95%, 05/10/2037(a)	U.S.$	705	737,826
PostNL NV 4.75%, 06/12/2031(a)	EUR	549	651,798
Sats Treasury Pte. Ltd. Series G 4.83%, 01/23/2029(a)	U.S.$	200	200,644

			18,273,629

			741,378,558

Utility – 3.0%
Electric – 1.7%
Abu Dhabi National Energy Co. PJSC 4.75%, 03/09/2037(a)		200	191,000
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		680	639,934
AES Andes SA 6.25%, 03/14/2032(a)		200	207,000
6.30%, 03/15/2029(a)		200	204,176
AES Corp. (The) 2.45%, 01/15/2031		816	729,493
5.20%, 07/15/2029		58	58,344
5.75%, 07/15/2033		31	31,185
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		602	568,765
Alexander Funding Trust II 7.47%, 07/31/2028(a)		113	118,162
American Electric Power Co., Inc. 6.95%, 12/15/2054		119	127,007
Amprion GmbH Series E 3.85%, 08/27/2039(a)	EUR	100	110,743
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)	U.S.$	152	140,507
Chpe LLC 5.35%, 06/30/2036(a)		324	322,529
Commonwealth Edison Co. 5.85%, 06/01/2056		322	324,619
Consolidated Edison Co. of New York, Inc. 5.15%, 06/15/2036		57	56,823
5.875%, 06/15/2056		57	57,307
Constellation Energy Generation LLC 4.55%, 06/01/2029		429	427,422
4.80%, 01/15/2032		58	57,533
Dominion Energy, Inc. 6.25%, 12/15/2056		430	431,682
Duke Energy Carolinas LLC 5.15%, 06/15/2036		35	35,028
Duke Energy Corp. 3.75%, 04/01/2031	EUR	9,657	11,170,831
Duke Energy Indiana LLC Series DDDD 4.95%, 03/15/2036	U.S.$	216	212,308
Edison International 4.80%, 03/15/2031		59	57,386
5.00%, 05/05/2028		5	5,006
5.25%, 11/15/2028		247	247,437
5.75%, 06/15/2027		218	219,363
EDP SA Series E 4.75%, 05/29/2054(a)	EUR	2,100	2,438,830
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)		2,567	2,958,676

3.50%, 07/21/2031(a)		11,600	13,329,703

	Principal Amount (000)		U.S. $ Value

Electricite de France SA 6.25%, 04/22/2066(a)	U.S.$	323	$319,553
Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,107,925
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	206,433
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		3,052	2,872,573
EnBW Energie Baden-Wuerttemberg AG 3.625%, 02/10/2056(a)	EUR	13,800	15,489,681
ENEL Finance International NV 6.00%, 10/07/2039(a)	U.S.$	1,033	1,057,612
Series E 0.875%, 01/17/2031(a)	EUR	8,670	8,901,217
1.00%, 10/20/2027(a)	GBP	100	126,630
3.00%, 02/24/2031(a)	EUR	1,884	2,127,514
Enel SpA 4.25%, 01/14/2030(a)(b)		5,000	5,746,893
Series E 5.75%, 06/22/2037(a)	GBP	96	125,109
6.375%, 04/16/2028(a)(b)	EUR	5,000	5,971,586
Engie SA 1.50%, 05/30/2028(a)(b)		100	109,440
Entergy Corp. 1.90%, 06/15/2028	U.S.$	772	732,953
Entergy Mississippi LLC 5.05%, 04/15/2036		60	58,984
Evergy Missouri West, Inc. 4.70%, 05/21/2029(a)		281	280,738
Eversource Energy 4.60%, 07/01/2027		558	558,330
5.45%, 03/01/2028		568	574,759
Series A 6.10%, 08/15/2056		58	57,821
Series B 6.35%, 08/15/2056		48	48,040
Florida Power & Light Co. 5.30%, 04/01/2053		130	122,418
5.80%, 03/15/2065		434	430,810
Iberdrola Finanzas SA 5.38%, 11/28/2030(a)	AUD	1,700	1,176,095
Series E 4.25%, 05/28/2030(a)(b)	EUR	500	578,441
Iberdrola International BV Series NC8 2.25%, 01/28/2029(a)(b)		700	769,827
Series NC9 1.825%, 08/09/2029(a)(b)		3,800	4,092,423
ITC Holdings Corp. 4.875%, 04/15/2031(a)	U.S.$	265	263,741
4.95%, 09/22/2027(a)		661	662,757
Kallpa Generacion SA 5.875%, 01/30/2032(a)		330	337,425
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		490	494,160
5.875%, 04/02/2036(a)		500	504,105
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		532	540,340
Minejesa Capital BV 4.625%, 08/10/2030(a)		837	825,070
Monongahela Power Co. 4.45%, 08/15/2029(a)		215	213,843
National Grid PLC Series E 0.55%, 09/18/2029(a)	EUR	3,731	3,923,702
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	463	440,453
3.62%, 02/10/2034	EUR	1,908	2,172,160
4.00%, 05/15/2056		8,685	9,788,623
4.50%, 05/15/2056		404	455,030

	Principal Amount (000)		U.S. $ Value

4.80%, 12/01/2077	U.S.$	727	$717,071
Niagara Energy SAC 5.75%, 10/03/2034(a)		390	391,759
Niagara Mohawk Power Corp. 4.65%, 10/03/2030(a)		195	193,597
5.29%, 01/17/2034(a)		128	128,043
5.66%, 01/17/2054(a)		30	28,470
Ohio Edison Co. 4.95%, 12/15/2029(a)		98	98,614
Oncor Electric Delivery Co. LLC 3.625%, 06/15/2034(a)	EUR	220	251,023
4.50%, 03/15/2031(a)	U.S.$	55	54,436
Pacific Gas & Electric Co. 5.05%, 11/15/2031		57	56,941
5.60%, 08/15/2036		57	56,997
6.30%, 08/15/2056		57	56,757
PacifiCorp 4.65%, 04/15/2029		55	54,842
5.10%, 02/15/2029		23	23,199
5.10%, 04/15/2031		57	57,515
5.30%, 02/15/2031		315	319,456
5.45%, 02/15/2034		422	426,709
5.80%, 04/15/2036		66	67,697
6.35%, 07/15/2038		110	115,217
Pertamina Geothermal Energy PT 5.15%, 04/27/2028(a)		250	250,000
Public Service Co. of Colorado 5.15%, 09/15/2035		417	414,580
5.35%, 05/15/2034		301	305,513
RH International Singapore Corp. Pte. Ltd.
Series E 4.50%, 03/27/2028(a)		200	197,248
San Diego Gas & Electric Co. 5.40%, 04/15/2035		404	410,875
Series EEEE 5.95%, 03/15/2056		158	160,292
Southern California Edison Co. 4.95%, 09/15/2031		58	57,874
Southwestern Public Service Co. 5.30%, 08/15/2036		273	272,438
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)		430	431,372
Union Electric Co. 5.75%, 09/15/2056		59	58,872
Vistra Operations Co. LLC 4.70%, 01/31/2031(a)		321	314,565
Wisconsin Electric Power Co. 4.65%, 06/15/2031		57	56,754

			117,772,739

Natural Gas – 0.3%
Boston Gas Co. 3.00%, 08/01/2029(a)		460	435,665
Brooklyn Union Gas Co. (The) 5.46%, 03/16/2036(a)		55	54,741
Cadent Finance PLC
Series E 0.625%, 03/19/2030(a)	EUR	13,044	13,515,664
3.75%, 04/16/2033(a)		266	304,810
Centrica PLC
Series E 4.375%, 03/13/2029(a)	GBP	120	157,316
Grupo Energia Bogota SA ESP 4.875%, 05/15/2030(a)	U.S.$	260	255,060
7.85%, 11/09/2033(a)		200	221,782
National Fuel Gas Co. 4.75%, 05/15/2029		58	57,843
5.05%, 10/15/2031		58	57,742

	Principal Amount (000)		U.S. $ Value

National Grid North America, Inc. Series E 1.05%, 01/20/2031(a)	EUR	408	$421,118
3.25%, 11/25/2029(a)		1,664	1,903,622
3.63%, 09/03/2031(a)		2,987	3,444,017
Southern Gas Networks PLC
Series E 6.25%, 05/07/2039(a)	GBP	100	132,423

			20,961,803

Other Utility – 1.0%
Anglian Water Services Financing PLC Series A5 6.29%, 07/30/2030(a)		1,990	2,722,755
Series G 5.875%, 06/20/2031(a)		4,002	5,388,129
6.00%, 06/20/2039(a)		100	126,665

Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)	U.S.$	198	208,925
COX Asset Mexico SA de CV 7.125%, 01/08/2032(a)		4,408	4,469,690
Esentia Energy Development SAB de CV 6.125%, 07/30/2033(a)		250	249,575
Severn Trent Utilities Finance PLC Series E 4.00%, 03/05/2034(a)	EUR	17,575	20,332,204
South West Water Finance PLC Series E 6.375%, 08/05/2041(a)	GBP	100	130,730
Suez SACA Series E 4.50%, 11/13/2033(a)	EUR	14,000	16,673,171
4.625%, 11/03/2028(a)		400	470,212
6.625%, 10/05/2043(a)	GBP	100	134,543
Veolia Environnement SA Series E 1.625%, 09/17/2030(a)	EUR	1,200	1,282,659
1.625%, 09/21/2032(a)		3,400	3,476,357
3.32%, 06/17/2032(a)		7,100	8,058,840
4.32%, 10/24/2032(a)(b)		8,300	9,401,613

			73,126,068

			211,860,610

Total Corporates - Investment Grade (cost $1,756,851,933)			1,768,730,002

MORTGAGE PASS-THROUGHS – 15.8%
Agency Fixed Rate 30-Year – 15.8%
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035	U.S.$	4	3,733
Series 2007 5.50%, 09/01/2036		2	2,342
5.50%, 08/01/2037		3	2,682
Series 2008 5.50%, 03/01/2037		1	1,177
Series 2017 3.50%, 06/01/2047		9	8,082
3.50%, 08/01/2047		15	13,460
3.50%, 10/01/2047		114	105,293
3.50%, 01/01/2048		5	4,914
Series 2018 3.50%, 01/01/2048		4	3,474
3.50%, 02/01/2048		117	108,093
3.50%, 03/01/2048		2,839	2,622,683
3.50%, 05/01/2048		11	10,062
Series 2022 3.50%, 11/01/2052		712	647,436

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2022 5.00%, 11/20/2052	U.S.$	28,828	$28,604,781
Series 2026 2.50%, 07/01/2056, TBA		77,474	66,130,893
3.00%, 07/01/2056, TBA		121,729	108,000,641
3.50%, 07/01/2056, TBA		34,250	30,743,274
4.00%, 07/01/2056, TBA		56,155	52,138,391
4.50%, 07/01/2056, TBA		72,403	69,511,629
5.00%, 07/01/2056, TBA		174,133	171,656,377
5.50%, 07/01/2056, TBA		227,826	228,933,190
6.00%, 07/01/2056, TBA		33,278	33,952,571
Uniform Mortgage-Backed Security Series 2026 2.00%, 07/01/2056, TBA		40,772	32,538,188
2.50%, 07/01/2056, TBA		64,938	54,246,062
5.00%, 07/01/2056, TBA		119,358	117,274,094
5.50%, 07/01/2056, TBA		96,795	97,115,998
6.00%, 07/01/2056, TBA		24,605	25,135,333
6.50%, 07/01/2056, TBA		9,793	10,128,517

Total Mortgage Pass-Throughs (cost $1,130,303,829)			1,129,643,370

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.1%
Non-Agency Floating Rate – 3.0%
Angel Oak Mortgage Trust Series 2025-9, Class A1 5.14%, 08/25/2070(a)		3,370	3,361,875
Series 2025-10, Class A1 4.96%, 09/25/2070(a)(c)		5,380	5,342,883
BINOM Mortgage Loan Trust Series 2026-NQM1, Class A1 5.06%, 02/25/2066(a)		5,502	5,458,693
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.50%, 02/25/2065(a)		1,504	1,508,089
Series 2025-NQM7, Class A1 5.46%, 07/25/2065(a)		2,457	2,462,097
Series 2026-NQM4, Class A1 5.18%, 03/25/2066(a)		9,616	9,570,944
CLIP Trust Series 2026-NQM1, Class A1 Zero Coupon, 05/25/2071(a)		4,975	4,945,941
COLT Mortgage Loan Trust Series 2025-10, Class A1 5.09%, 10/25/2070(a)		4,732	4,716,002
Series 2026-4, Class A1 5.29%, 06/25/2071(a)		10,550	10,518,338
Cross Series 2026-NQM6, Class A1 5.27%, 05/25/2071(a)		8,817	8,780,884
Cross Mortgage Trust Series 2026-NQM5, Class A1 5.09%, 03/25/2071(a)		9,314	9,244,811
Series 2026-NQM7, Class A1 5.46%, 06/25/2071(a)		9,535	9,509,118
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.01% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(c)		527	114,657
GCAT Trust Series 2026-NQM3, Class A1 Zero Coupon, 04/25/2071(a)		10,751	10,726,231
HOMES Trust Series 2025-AFC4, Class A1 5.15%, 11/25/2060(a)		6,326	6,288,250
Series 2026-NQM3, Class A1 5.26%, 04/27/2071(a)		9,537	9,489,340

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(a)	U.S.$	3,859	$3,864,907
Series 2025-NQM5, Class A1 5.44%, 07/25/2070(a)(c)		2,466	2,469,824
Series 2025-NQM9, Class A1 5.02%, 09/25/2070(a)		4,138	4,118,136
Series 2026-NQM5, Class A1 5.49%, 04/27/2071(a)		13,292	13,269,071
OBX Trust Series 2026-NQM5, Class A1 5.32%, 01/25/2066(a)		3,018	3,008,681
Series 2026-NQM6, Class A1 5.06%, 04/26/2066(a)		6,228	6,179,836
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(a)		14,030	13,952,902
Santander Mortgage Asset Receivable Trust Series 2026-NQM2, Class A1 4.70%, 01/25/2066(a)		8,667	8,566,410
Series 2026-NQM4, Class A1 5.49%, 05/25/2066(a)		7,861	7,847,693
SG Residential Mortgage Trust Series 2026-3, Class A1 5.19%, 04/25/2066(a)		12,482	12,399,197
Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(a)(c)		3,040	3,014,830
Series 2026-4, Class A1 5.00%, 04/25/2071(a)		11,351	11,256,880
Series 2026-5, Class A1 5.36%, 05/25/2071(a)		12,800	12,784,634
Series 2026-R4, Class A1 5.275%, 12/27/2067(a)		9,497	9,457,338

			214,228,492

Non-Agency Fixed Rate - 1.7%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036(c)		1,149	547,996
Series 2006-26CB, Class A6 6.25%, 09/25/2036		106	45,684
Series 2006-26CB, Class A8 6.25%, 09/25/2036		396	170,659
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		517	338,333
Series 2007-15CB, Class A19 5.75%, 07/25/2037		230	125,881
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(a)		3,211	3,225,776
Series 2025-6, Class A1 5.515%, 04/25/2070(a)		6,039	6,057,615
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.61%, 09/25/2047		173	158,083
Series 2007-3, Class A30 5.75%, 04/25/2037		757	316,264
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.45%, 03/25/2037		90	77,495
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.54%, 05/25/2070(a)		3,906	3,917,445
Series 2025-8, Class A1 5.48%, 08/25/2070(a)		4,338	4,348,486
Cross Mortgage Trust Series 2025-H4, Class A1 5.60%, 06/25/2070(a)		4,978	4,984,531
Series 2025-H7, Class A1 4.93%, 09/25/2070(a)		4,977	4,948,929

	Principal Amount (000)		U.S. $ Value

FIGRE Trust Series 2026-HE1, Class A 4.98%, 01/25/2056(a)	U.S.$	6,562	$6,476,288
GCAT Trust Series 2025-NQM2, Class A1 5.60%, 04/25/2070(a)		3,486	3,497,514
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.23%, 06/25/2056(a)		10,586	10,529,990
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		5,931	5,899,061
OBX Trust Series 2025-NQM8, Class A1 5.47%, 03/25/2065(a)		2,734	2,735,132
Series 2025-NQM10, Class A1 5.45%, 05/25/2065(a)		7,578	7,583,219
Series 2026-CES1, Class A1A 5.19%, 04/25/2056(a)		4,928	4,898,873
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.03%, 11/25/2055(a)		8,997	8,925,861
Series 2026-CES2, Class A1A 4.76%, 02/25/2056(a)		11,046	10,886,449
Series 2026-CES4, Class A1A 5.12%, 04/25/2056(a)		13,693	13,614,797
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		328	289,903
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		3,340	3,285,252
Verus Securitization Trust Series 2025-1, Class A1B 5.62%, 01/25/2070(a)		1,808	1,810,367
Series 2025-4, Class A1 5.45%, 05/25/2070(a)		6,077	6,088,411
Series 2025-5, Class A1 5.43%, 06/25/2070(a)		3,823	3,828,784
Series 2025-6, Class A1 5.42%, 07/25/2070(a)		1,681	1,683,872
Series 2025-R1, Class A1 5.40%, 05/25/2065(a)		2,080	2,083,118
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.94%, 12/28/2037		420	380,460

			123,760,528

Risk Share Floating Rate – 0.4%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 4.73% (CME Term SOFR + 1.10%), 01/25/2045(a)(c)		1,426	1,426,301
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.18% (CME Term SOFR + 1.55%), 10/25/2041(a)(c)		318	318,589
Series 2023-R03, Class 2M2 7.53% (CME Term SOFR + 3.90%), 04/25/2043(a)(c)		1,202	1,254,278
Series 2023-R04, Class 1M1 5.93% (CME Term SOFR + 2.30%), 05/25/2043(a)(c)		3,330	3,377,248
Series 2023-R05, Class 1M1 5.53% (CME Term SOFR + 1.90%), 06/25/2043(a)(c)		2,107	2,117,160

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.28% (CME Term SOFR + 1.65%), 01/25/2034(a)(c)	U.S.$	1,010	$1,011,507
Series 2021-DNA6, Class M2 5.13% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		10,625	10,636,831
Series 2021-DNA7, Class M1 4.48% (CME Term SOFR + 0.85%), 11/25/2041(a)(c)		8	8,145
Series 2024-DNA2, Class M1 4.83% (CME Term SOFR + 1.20%), 05/25/2044(a)(c)		2,275	2,276,380
Series 2024-HQA2, Class M1 4.83% (CME Term SOFR + 1.20%), 08/25/2044(a)(c)		2,491	2,490,502

			24,916,941

Total Collateralized Mortgage Obligations (cost $366,259,302)			362,905,961

INFLATION-LINKED SECURITIES – 4.0%
United States - 4.0%
U.S. Treasury Inflation Index 0.125%, 07/15/2031		151,539	139,137,305
1.25%, 04/15/2031		152,894	148,151,446

Total Inflation-Linked Securities (cost $290,993,144)			287,288,751

COLLATERALIZED LOAN OBLIGATIONS – 3.4%
CLO - Floating Rate – 3.4%
AGL CLO 16 Ltd. Series 2021-16A, Class AR 4.625% (CME Term SOFR 3 Month + 0.95%), 01/20/2035(a)(c)		5,410	5,412,537
Series 2021-16A, Class BR 5.075% (CME Term SOFR 3 Month + 1.40%), 01/20/2035(a)(c)		6,310	6,295,487
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.81% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a)(c)		11,307	11,301,322
Allegany Park CLO Ltd. Series 2019-1A, Class ARR 4.775% (CME Term SOFR 3 Month + 1.10%), 01/20/2035(a)(c)		4,950	4,950,332
Apidos CLO XXXII Series 2019-32A, Class A1R 4.775% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(a)(c)		4,754	4,759,146
Series 2019-32A, Class B1R 5.175% (CME Term SOFR 3 Month + 1.50%), 01/20/2033(a)(c)		980	980,936
Bain Capital Credit CLO Ltd. Series 2020-1A, Class BRR 5.175% (CME Term SOFR 3 Month + 1.50%), 04/18/2033(a)(c)		5,857	5,857,018
Benefit Street Partners CLO 48 Ltd. Series 2026-48A, Class B 5.11% (CME Term SOFR 3 Month + 1.40%), 04/20/2039(a)(c)		6,692	6,693,962
Chenango Park CLO Ltd. Series 2018-1A, Class BR 5.47% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(a)(c)		1,561	1,562,817
Clover CLO LLC Series 2021-3A, Class BR 5.12% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a)(c)		10,031	10,045,919

	Principal Amount (000)		U.S. $ Value

Diameter Capital CLO 9 Ltd. Series 2025-9A, Class A 4.845% (CME Term SOFR 3 Month + 1.17%), 04/20/2038(a)(c)	U.S.$	10,000	$9,990,830
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.76% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(a)(c)		21,165	21,164,577
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R 4.81% (CME Term SOFR 3 Month + 1.15%), 04/22/2035(a)(c)		4,900	4,899,020
Galaxy 36 CLO Ltd. Series 2025-36A, Class A1 4.90% (CME Term SOFR 3 Month + 1.23%), 10/15/2038(a)(c)		20,050	20,062,230
HPS Loan Management Ltd. Series 2026-28A, Class A1 4.995% (CME Term SOFR 3 Month + 1.22%), 07/20/2039(a)(c)		3,183	3,183,252
Invesco CLO Ltd. Series 2021-1A, Class A1 4.935% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a)(c)		5,500	5,502,777
Series 2021-2A, Class AR 4.77% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a)(c)		4,439	4,442,469
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.13% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a)(c)		5,996	5,996,290
MidOcean Credit CLO XXI Series 2025-21A, Class A1 4.935% (CME Term SOFR 3 Month + 1.26%), 10/20/2038(a)(c)		5,278	5,284,017
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 4.63% (CME Term SOFR 3 Month + 0.95%), 07/16/2036(a)(c)		5,063	5,063,965
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class BR 5.175% (CME Term SOFR 3 Month + 1.50%), 01/20/2037(a)(c)		5,005	5,009,319
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 4.96% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a)(c)		18,000	18,012,618
Neuberger Berman Loan Advisers CLO 63 Ltd. Series 2026-63A, Class B 5.12% (CME Term SOFR 3 Month + 1.40%), 04/16/2039(a)(c)		4,040	4,047,034
New Mountain CLO 9 Ltd. Series CLO-9A, Class B 5.28% (CME Term SOFR 3 Month + 1.57%), 04/22/2039(a)(c)		4,000	4,014,328
OCP CLO Ltd. Series 2021-23A, Class B1R2 5.13% (CME Term SOFR 3 Month + 1.45%), 01/17/2039(a)(c)		10,815	10,820,332
Series 2026-49A, Class B1 5.08% (CME Term SOFR 3 Month + 1.40%), 04/16/2039(a)(c)		3,961	3,968,102
Palmer Square CLO Ltd. Series 2026-1A, Class A 4.86% (CME Term SOFR 3 Month + 1.19%), 04/20/2039(a)(c)		5,583	5,584,396
Series 2026-1A, Class B 5.07% (CME Term SOFR 3 Month + 1.40%), 04/20/2039(a)(c)		4,007	4,012,290

	Principal Amount (000)		U.S. $ Value

Pikes Peak CLO 6 Series 2020-6A, Class ARR 4.59% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(a)(c)	U.S.$	4,899	$4,894,976
Series 2020-6A, Class BRR 5.10% (CME Term SOFR 3 Month + 1.45%), 05/18/2034(a)(c)		2,286	2,286,255
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.105% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(c)		4,750	4,752,565
Regatta XX Funding Ltd. Series 2021-2A, Class AR 4.85% (CME Term SOFR 3 Month + 1.18%), 01/15/2038(a)(c)		6,150	6,154,207
Rockford Tower CLO Ltd. Series 2018-2A, Class A 5.10% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a)(c)		829	828,938
Trestles CLO X Ltd. Series 2026-10A, Class A1 4.85% (CME Term SOFR 3 Month + 1.18%), 04/20/2039(a)(c)		6,598	6,601,411
Trinitas CLO XXXV Ltd. Series 2026-35A, Class A1 4.89% (CME Term SOFR 3 Month + 1.22%), 01/22/2039(a)(c)		2,502	2,501,748
Series 2026-35A, Class B 5.17% (CME Term SOFR 3 Month + 1.50%), 01/22/2039(a)(c)		1,262	1,261,449
VERDE CLO Ltd. Series 2019-1A, Class ARR 4.78% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a)(c)		1,624	1,624,131
Voya CLO Ltd. Series 2024-7A, Class A1 4.985% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(a)(c)		10,950	10,987,296
Series 2025-5A, Class B 5.22% (CME Term SOFR 3 Month + 1.55%), 01/15/2039(a)(c)		3,234	3,244,489

Total Collateralized Loan Obligations (cost $243,874,078)			244,054,787

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.4%
Non-Agency Floating Rate CMBS – 2.7%
ALA Trust Series 2025-OANA, Class A 5.37% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a)(c)		18,761	18,843,210
BAMLL Trust Series 2025-ASHF, Class A 5.48% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(a)(c)		15,133	15,142,983
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.475% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a)(c)		10,499	10,515,575
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A 5.225% (CME Term SOFR 1 Month + 1.60%), 12/15/2042(a)(c)		11,714	11,735,964
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 5.12% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a)(c)		2,360	2,366,957
Series 2026-CSMO, Class A 5.025% (CME Term SOFR 1 Month + 1.40%), 02/15/2043(a)(c)		10,260	10,291,991

	Principal Amount (000)		U.S. $ Value

BX Trust Series 2025-DELC, Class A 5.175% (CME Term SOFR 1 Month + 1.55%), 12/15/2042(a)(c)	U.S.$	3,085	$3,093,862
Series 2025-GW, Class A 5.225% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(a)(c)		5,057	5,069,642
Series 2025-VOLT, Class A 5.325% (CME Term SOFR 1 Month + 1.70%), 12/15/2044(a)(c)		11,772	11,783,036
Great Wolf Trust Series 2024-WLF2, Class A 5.32% (CME Term SOFR 1 Month + 1.69%), 05/15/2041(a)(c)		2,316	2,321,790
Series 2024-WOLF, Class A 5.17% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(c)		16,019	16,049,036
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.02% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a)(c)		8,158	8,173,296
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.17% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a)(c)		4,181	4,183,613
HLTN Commercial Mortgage Trust Series 2026-DPLO, Class A 5.325% (CME Term SOFR 1 Month + 1.70%), 04/15/2041(a)(c)		2,545	2,552,947
Series 2026-DPLO, Class B 5.625% (CME Term SOFR 1 Month + 2.00%), 04/15/2041(a)(c)		1,946	1,953,293
KIND Trust Series 2021-KIND, Class A 4.69% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a)(c)		3,015	3,010,063
MLTI Trust Series 2026-MLTI, Class A10 5.02% (CME Term SOFR 1 Month + 1.40%), 06/15/2031(a)(c)		17,000	17,026,554
Series 2026-MLTI, Class B10 5.22% (CME Term SOFR 1 Month + 1.60%), 06/15/2031(a)(c)		6,850	6,860,705
Natixis Commercial Mortgage Securities Trust Series 2022-JERI, Class A 5.18% (CME Term SOFR 1 Month + 1.55%), 01/15/2039(a)(c)		8,113	7,284,013
NJ Trust Series 2023-GSP, Class A 6.70%, 01/06/2029(a)		6,238	6,417,656
ORL Trust Series 2024-GLKS, Class A 5.12% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a)(c)		11,956	11,977,940
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.07% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a)(c)		15,630	15,525,307

			192,179,433

Non-Agency Fixed Rate CMBS – 0.7%
BAHA Trust Series 2024-MAR, Class A 6.17%, 12/10/2041(a)(c)		5,000	5,103,178
Commercial Mortgage Trust Series 2012-CR3, Class D 4.29%, 10/15/2045(a)		2,322	1,927,004
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.04%, 01/15/2041(a)		1,329	1,338,668

	Principal Amount (000)		U.S. $ Value

Fashion Show Mall LLC Series 2024-SHOW, Class A 5.27%, 10/10/2041(a)	U.S.$	8,992	$9,012,944
GSMS Trust Series 2026-DAWN, Class A 5.82%, 04/10/2043(a)		5,019	5,028,260
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.91%, 10/15/2042(a)		8,900	8,821,619
NYC Commercial Mortgage Trust Series 2025-28L, Class A 4.82%, 11/05/2038(a)		3,263	3,236,490
SHOPS Commercial Mortgage Trust Series 2026-CSTL, Class A 4.97%, 05/05/2039(a)		10,971	10,891,171
WB Commercial Mortgage Trust Series 2024-HQ, Class A 6.13%, 03/15/2040(a)		4,000	4,003,663

			49,362,997

Total Commercial Mortgage-Backed Securities (cost $242,197,599)			241,542,430

ASSET-BACKED SECURITIES – 2.4%
Other ABS - Fixed Rate – 1.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)		3,949	3,930,027
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(a)		4,022	4,025,789
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		466	467,466
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(a)		3,111	3,087,845
BHG Securitization Trust Series 2023-B, Class A 6.92%, 12/17/2036(a)		812	837,024
Series 2025-1CON, Class A 4.82%, 04/17/2036(a)		3,116	3,091,410
Series 2025-2CON, Class B 5.17%, 09/17/2036(a)		8,461	8,416,516
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(a)		2,448	2,457,274
Series 2025-1, Class B 4.69%, 10/14/2032(a)		1,283	1,282,186
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(a)		3,040	3,043,456
Series 2024-1A, Class B 4.79%, 08/20/2032(a)		261	261,033
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(a)		2,394	2,407,776
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		268	268,404
Series 2025-2, Class B 4.66%, 04/15/2036(a)		6,400	6,347,418
FIP Master Funding LLC Series 2025-1A, Class A1 4.98%, 10/15/2055(a)		3,313	3,262,209
Hilton Grand Vacations Trust
Series 2025-1A, Class A 4.88%, 05/27/2042(a)		618	618,656
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		1,516	1,529,998

	Principal Amount (000)		U.S. $ Value

Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(a)	U.S.$	1,599	$1,597,483
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(a)		4,222	4,222,449
Series 2026-1A, Class A 4.67%, 03/20/2043(a)		3,131	3,105,083
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	7,216,814
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		90	89,712
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a)(c)		1,007	1,009,894
Series 2025-1A, Class B 5.20%, 07/20/2032(a)(c)		2,889	2,906,559
Series 2026-1A, Class B 4.75%, 07/20/2033(a)		3,905	3,881,229
PK Alift Loan Funding 8 LP Series 2026-1, Class A 4.61%, 09/15/2043(a)		14,312	14,088,983
SCF Equipment Leasing LLC Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		10,770	10,854,162
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		1,492	1,497,903
SoFi Consumer Loan Program Trust Series 2025-2, Class B 4.97%, 06/25/2034(a)		3,941	3,934,772
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(a)		12,994	12,917,343
Series 2026-1A, Class B 4.90%, 06/20/2033(a)		908	902,458

			113,559,331

Autos - Fixed Rate – 0.6%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.68%, 05/17/2032(a)		1,490	1,505,359
Series 2024-B, Class B 5.12%, 09/15/2032(a)		1,004	1,006,516
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		1,458	1,475,354
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		8,260	8,260,566
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		8,465	8,518,445
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		667	668,827
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.04%, 07/25/2031(a)		2,070	2,081,319
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(a)		5,305	5,300,168
Tesla Auto Lease Trust Series 2024-B, Class A4 4.88%, 06/20/2028(a)		3,521	3,526,742
Series 2024-B, Class B 5.11%, 08/21/2028(a)		8,017	8,032,800

	Principal Amount (000)		U.S. $ Value

Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)	U.S.$	1,023	$1,030,341

			41,406,437

Other ABS - Floating Rate – 0.2%
Capital Street Master Trust Series 2025-1, Class A 4.69% (CME Term SOFR + 1.10%), 08/16/2029(a)(c)		5,997	5,996,978
Series 2026-1, Class A 4.74% (CME Term SOFR + 1.15%), 05/16/2030(a)(c)		3,300	3,299,987
PFS Financing Corp. Series 2025-C, Class A 4.54% (CME Term SOFR + 0.95%), 04/15/2029(a)(c)		4,293	4,306,251

			13,603,216

Total Asset-Backed Securities (cost $169,793,062)			168,568,984

CORPORATES - NON-INVESTMENT GRADE – 2.0%
Industrial – 1.8%
Capital Goods – 0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, 12/15/2030(a)	EUR	4,935	5,828,756

Communications - Media – 0.1%
Virgin Media Secured Finance PLC 5.25%, 05/15/2029(a)	GBP	5,000	6,336,303

Communications - Telecommunications – 0.3%
Fibercop SpA 4.75%, 06/30/2030(a)	EUR	10,115	11,784,386
Vmed O2 UK Financing I PLC 5.625%, 04/15/2032(a)		2,600	2,614,269
Vodafone Group PLC 3.00%, 08/27/2080(a)		2,775	3,054,407
Series E 8.00%, 08/30/2086(a)	GBP	4,671	6,696,670

			24,149,732

Consumer Cyclical - Automotive – 0.1%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	3,120	3,092,129
2.45%, 09/15/2028(a)		5,328	4,938,646
5.30%, 09/13/2027(a)		1,469	1,465,493

			9,496,268

Consumer Cyclical - Other – 0.4%
Allwyn Entertainment Financing UK PLC 4.125%, 02/15/2031(a)	EUR	5,012	5,639,607
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	3,279	3,316,769
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		990	940,519
4.75%, 01/15/2028(a)		1,402	1,392,995
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		418	423,119
Travel & Leisure Co. 6.25%, 06/01/2031(a)		13,368	13,452,165

			25,165,174

Consumer Non-Cyclical – 0.4%
CVS Health Corp. 6.75%, 12/10/2054		636	662,282
7.00%, 03/10/2055		7,578	7,862,009
IQVIA, Inc. 4.625%, 06/15/2033(a)	EUR	9,520	11,031,645

	Principal Amount (000)		U.S. $ Value

Perrigo Finance Unlimited Co. Series EUR 5.375%, 09/30/2032	EUR	2,294	$2,572,776
Tenet Healthcare Corp. 5.125%, 11/01/2027	U.S.$	2,720	2,719,753

			24,848,465

Energy – 0.1%
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		7,580	7,740,143
Var Energi ASA 7.86%, 11/15/2083(a)	EUR	254	314,475

			8,054,618

Technology – 0.2%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)		7,610	8,482,437
MKS, Inc. 4.25%, 02/15/2034(a)		225	253,807
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(a)		3,949	4,720,813
7.25%, 07/01/2033(a)	U.S.$	137	143,438

			13,600,495

Transportation - Services – 0.1%
Boels Topholding BV 6.25%, 02/15/2029(a)	EUR	7,625	8,899,062

			126,378,873

Utility – 0.1%
Electric – 0.0%
Neoen Finco PLC 5.50%, 06/15/2031(a)		4,543	5,288,160

Other Utility – 0.1%
Holding d’Infrastructures des Metiers de l’Environnement SAS 3.875%, 01/31/2031(a)		278	315,000
4.875%, 10/24/2029(a)		4,955	5,794,616

			6,109,616

			11,397,776

Financial Institutions – 0.1%
Banking – 0.0%
Synchrony Financial Series C 7.25%, 08/15/2031(b)	U.S.$	216	214,168

REITs – 0.1%
alstria SARL 4.25%, 10/15/2029(a)	EUR	5,300	5,921,916
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(d)(e)		24	27,537

			5,949,453

			6,163,621

Total Corporates - Non-Investment Grade (cost $146,175,505)			143,940,270

COVERED BONDS – 1.9%
Bank of Nova Scotia (The) Series E 0.375%, 03/26/2030(a)		5,000	5,213,118
BPCE SFH SA 3.00%, 10/17/2029(a)		1,100	1,261,505
Series E 0.01%, 05/27/2030(a)		15,000	15,296,973
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		12,300	14,038,336

	Principal Amount (000)			U.S. $ Value

Caisse Francaise de Financement Local SA 0.01%, 04/27/2029(a)	EUR	700		$738,329
Series E 3.00%, 10/02/2028(a)		1,100		1,260,680
Cie de Financement Foncier SA 2.625%, 03/05/2030(a)		2,300		2,599,426
Series E 2.50%, 06/28/2029(a)		9,600		10,850,155
Commonwealth Bank of Australia Series E 0.875%, 02/19/2029(a)		13,000		14,129,858
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600		1,830,068
Series E 3.375%, 09/04/2028(a)		8,400		9,703,869
Credit Mutuel Home Loan SFH SA Series E 3.25%, 04/20/2029(a)		4,000		4,617,582
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865		19,022,830
Nationwide Building Society 3.625%, 03/15/2028(a)		4,970		5,753,405
Series E 1.125%, 05/31/2028(a)		1,570		1,737,926
Santander UK PLC Series E 3.00%, 03/12/2029(a)		7,500		8,589,498
Societe Generale SFH SA 0.125%, 07/18/2029(a)		9,200		9,671,388
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098		10,845,984

Total Covered Bonds (cost $136,249,897)				137,160,930

EMERGING MARKETS - TREASURIES – 1.3%
Brazil – 1.0%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2029	BRL	413,928		73,925,093

South Africa – 0.3%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	0	**	1
Series 2048 8.75%, 02/28/2048		372,626		22,346,370

				22,346,371

Total Emerging Markets - Treasuries (cost $93,081,610)				96,271,464

GOVERNMENTS -SOVEREIGN BONDS – 1.2%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)	U.S.$	378		389,635
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)		235		237,628
Chile Government International Bond 3.10%, 05/07/2041		825		631,537
3.50%, 01/25/2050		650		473,037
3.75%, 01/14/2032	EUR	3,435		3,973,931
5.33%, 01/05/2054	U.S.$	265		255,646

				5,961,414

Colombia – 0.2%
Colombia Government International Bond 5.00%, 09/19/2032	EUR	6,215		7,037,915
6.50%, 01/21/2033	U.S.$	2,026		2,056,066
7.50%, 02/02/2034		6,420		6,854,955

				15,948,936

	Principal Amount (000)		U.S. $ Value

Hong Kong – 0.1%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	55,000	$8,961,519

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	583,831
3.125%, 09/21/2051(a)		200	128,626
6.125%, 05/22/2028(a)		250	255,937
6.25%, 09/22/2032(a)		270	285,755
6.75%, 09/25/2052(a)		331	361,435

			1,615,584

Indonesia – 0.4%
Indonesia Government International Bond 2.15%, 07/28/2031		1,030	902,918
2.50%, 10/31/2030	CNH	51,350	7,500,280
3.05%, 03/12/2051	U.S.$	258	164,836
3.20%, 09/23/2061		887	542,995
3.55%, 03/31/2032		200	185,602
4.10%, 03/04/2034	EUR	5,965	6,713,375
4.30%, 03/31/2052	U.S.$	750	599,640
4.35%, 01/11/2048		235	193,052
4.50%, 05/29/2033	EUR	8,161	9,426,865

			26,229,563

Kazakhstan – 0.0%
Kazakhstan Government International Bond 4.41%, 10/28/2030(a)	U.S.$	760	746,320

Mexico – 0.2%
Mexico Government International Bond 2.66%, 05/24/2031		400	354,260
4.28%, 08/14/2041		500	393,445
5.00%, 04/27/2051		550	433,950
5.375%, 03/22/2033		8,967	8,788,736
5.625%, 09/22/2035		284	276,034
6.00%, 05/07/2036		1,000	996,950
6.34%, 05/04/2053		248	231,632
7.375%, 05/13/2055		240	255,389
Series 27 1.05%, 04/20/2028	JPY	100,000	600,449

			12,330,845

Oman – 0.0%
Oman Government International Bond 7.00%, 01/25/2051(a)	U.S.$	1,150	1,309,896

Panama – 0.0%
Panama Government International Bond 3.87%, 07/23/2060		400	276,240
3.875%, 03/17/2028		670	658,275

			934,515

Peru – 0.0%
Peruvian Government International Bond 2.78%, 12/01/2060		105	57,476
3.55%, 03/10/2051		660	464,653
5.875%, 08/08/2054		120	119,394

			641,523

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,070	925,282
3.23%, 03/29/2027		205	203,411
3.56%, 09/29/2032		205	191,187
4.20%, 03/29/2047		205	166,567

			1,486,447

	Principal Amount (000)		U.S. $ Value

Poland – 0.0%
Republic of Poland Government International Bond Series 10Y 4.875%, 10/04/2033	U.S.$	442	$440,586
5.375%, 04/14/2036		400	405,384
Series 30Y 5.50%, 04/04/2053		158	149,400

			995,370

Romania – 0.1%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	231,291
3.00%, 02/14/2031(a)	U.S.$	2,944	2,635,263
5.25%, 11/25/2027(a)		694	694,868
5.75%, 09/16/2030(a)		284	285,377
6.625%, 02/17/2028(a)		270	275,783
7.50%, 02/10/2037(a)		640	693,120

			4,815,702

Saudi Arabia – 0.1%
KSA Ijarah Sukuk Ltd. 4.875%, 09/09/2035(a)		1,020	1,001,393
KSA Sukuk Ltd. 5.25%, 06/04/2027(a)		400	402,196
5.27%, 10/25/2028(a)		405	409,281
Saudi Government International Bond 3.625%, 03/04/2028(a)		370	362,893
5.125%, 01/13/2028(a)		200	201,266

			2,377,029

Uruguay – 0.0%
Oriental Republic of Uruguay 5.25%, 09/10/2060		595	552,252
Uruguay Government International Bond 4.375%, 01/23/2031		152	152,707
5.44%, 02/14/2037		303	311,281
5.75%, 10/28/2034		220	230,214

			1,246,454

Total Governments - Sovereign Bonds (cost $84,786,856)			85,601,117

GOVERNMENTS - SOVEREIGN AGENCIES – 1.0%
Belgium – 0.2%
Dexia SA Series E Zero Coupon, 01/21/2028(a)	EUR	3,500	3,831,611
0.01%, 01/22/2027(a)		7,200	8,109,898

			11,941,509

Canada – 0.5%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	37,285	26,713,363
4.25%, 03/15/2034(a)		9,605	7,159,211

			33,872,574

France – 0.3%
SNCF Reseau Series E 1.875%, 03/30/2034(a)	EUR	3,200	3,237,310
3.125%, 10/25/2028(a)		9,800	11,235,717
5.00%, 10/10/2033		9,303	11,655,049

			26,128,076

Japan – 0.0%
Japan Housing Finance Agency Series P55 0.005%, 09/28/2027	JPY	6,000	36,243

	Principal Amount (000)		U.S. $ Value

Organization for Workers’ Retirement Allowance Mutual Aid Series 44 0.005%, 09/28/2027	JPY	4,300	$25,975
Series 45 0.10%, 03/28/2028		13,200	79,110
Series 46 0.10%, 06/30/2028		16,700	99,597
Series 48 0.40%, 03/27/2029		8,900	52,737

			293,662

Kazakhstan – 0.0%
Baiterek National Investment Holding JSC 5.20%, 05/06/2033(a)	U.S.$	250	248,478
5.45%, 05/08/2028(a)		290	292,317

			540,795

Total Governments - Sovereign Agencies (cost $70,514,952)			72,776,616

EMERGING MARKETS - CORPORATE BONDS – 0.9%
Industrial – 0.8%
Basic – 0.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(f)(g)(h)		3,386	2,141,035
Braskem Netherlands Finance BV 4.50%, 01/10/2028(f)(g)(h)		9,951	6,129,319
JSW Steel Ltd. 3.95%, 04/05/2027(a)		3,300	3,260,070
Sappi Papier Holding GmbH 4.50%, 03/15/2032(a)(i)	EUR	5,225	5,018,761
Sasol Financing USA LLC 8.75%, 05/03/2029(a)	U.S.$	2,437	2,548,689
8.75%, 04/10/2033(a)		3,090	3,198,861
Sibanye-Stillwater UK Financing PLC 6.25%, 11/15/2031(a)		7,644	7,586,670
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		1,896	1,954,586

			31,837,991

Capital Goods – 0.0%
Ambipar Lux SARL 10.875%, 02/05/2033(a)(g)(h)		6,320	1,422,000

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,469,542
Natura & Co. Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		4,122	3,896,604

			5,366,146

Energy – 0.3%
Ecopetrol SA 8.375%, 01/19/2036		11,819	12,717,244
8.625%, 01/19/2029		2,331	2,477,037
Raizen Fuels Finance SA 5.70%, 01/17/2035(f)(g)(h)		220	122,373
6.25%, 07/08/2032(f)(g)(h)		1,242	686,135
6.45%, 03/05/2034(f)(g)(h)		5,085	2,826,223
6.45%, 03/05/2034(a)(g)(h)		200	111,159
6.70%, 02/25/2037(f)(g)(h)		3,880	2,134,000

			21,074,171

			59,700,308

Financial Institutions – 0.1%
Finance – 0.0%
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		430	425,162

	Principal Amount (000)		U.S. $ Value

REITs – 0.1%
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV 6.75%, 11/10/2032(a)	U.S.$	3,051	$3,044,593

			3,469,755

Total Emerging Markets - Corporate Bonds (cost $76,635,375)			63,170,063

SUPRANATIONALS – 0.8%
European Union Series UFA 3.375%, 10/05/2054(a)	EUR	30,274	30,883,674
4.00%, 04/04/2044(a)		20,136	23,604,191

Total Supranationals (cost $55,330,698)			54,487,865

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	502,111
5.125%, 02/02/2033(a)		211	209,390
5.95%, 01/08/2034(a)		906	934,186
6.44%, 01/26/2036(a)		750	797,738
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	352,077
4.70%, 05/07/2050(a)		370	314,726
Empresa Nacional del Petroleo 5.95%, 07/30/2034(a)		280	285,761

			3,395,989

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		540	505,764

Hong Kong – 0.0%
Airport Authority 3.50%, 01/12/2062(a)		350	266,469

India – 0.0%
Export-Import Bank of India 5.75%, 01/12/2056(a)		271	270,934

Indonesia – 0.0%
Pertamina Persero PT 2.30%, 02/09/2031(a)		910	801,562
4.15%, 02/25/2060(a)		410	299,558
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	456,670
5.25%, 10/24/2042(a)		205	181,882

			1,739,672

Kazakhstan – 0.1%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(a)		225	227,252
5.625%, 04/07/2030(a)		240	245,400
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	468,270
Kazakhstan Temir Zholy National Co. JSC 4.875%, 04/29/2031(a)		300	293,814
5.25%, 04/29/2036(a)		200	192,860
QazaqGaz NC JSC 5.625%, 05/08/2036(a)		3,463	3,416,492

			4,844,088

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	891,480
5.34%, 04/03/2035(a)		500	512,772

			1,404,252

	Principal Amount (000)		U.S. $ Value

Mexico – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875%, 05/07/2030(a)	U.S.$	340	$345,100
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		200	180,024
3.875%, 07/26/2033(a)		200	172,486
5.70%, 01/24/2030(a)		310	310,676
6.45%, 01/24/2035(a)		840	839,781
6.50%, 01/28/2051(a)		510	495,536
Series E 5.00%, 09/29/2036(f)		2,861	2,675,065
Petroleos Mexicanos 5.625%, 01/23/2046		16,622	13,280,812

			18,299,480

Panama – 0.0%
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	178,700

Peru – 0.0%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a)		230	236,087

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	269,736
6.25%, 07/09/2054(a)		655	672,639

			942,375

Qatar – 0.0%
QatarEnergy 3.30%, 07/12/2051(a)		500	342,500

Saudi Arabia – 0.2%
Gaci First Investment Co. 4.875%, 02/14/2035(a)		506	489,731
5.125%, 02/14/2053(a)		415	356,361
5.375%, 01/29/2054(a)		1,030	918,712
Series E 3.375%, 10/14/2032(a)	EUR	8,450	9,447,571

			11,212,375

South Africa – 0.1%
Transnet/South Africa 8.25%, 02/06/2028(a)	U.S.$	3,760	3,903,632

United Arab Emirates – 0.0%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)		540	483,178
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)		280	250,006
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	379,600
Series G 2.50%, 06/03/2031(a)		690	619,034

			1,731,818

Total Quasi-Sovereigns (cost $50,546,692)			49,274,135

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.6%
Japan – 0.6%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	33,664,847

	Principal Amount (000)		U.S. $ Value

2.375%, 09/08/2027(a)	EUR	9,345	$10,624,241

Total Local Governments - Regional Bonds (cost $44,160,474)			44,289,088

EMERGING MARKETS - SOVEREIGNS – 0.6%
Costa Rica – 0.2%
Costa Rica Government International Bond 5.50%, 11/21/2030(a)(d)		7,750	9,274,512

Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a)	U.S.$	7,003	7,041,517

Mexico – 0.2%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)		14,545	14,567,018

Uzbekistan – 0.1%
Republic of Uzbekistan International Bond 5.10%, 02/25/2029(a)	EUR	7,365	8,615,111

Total Emerging Markets - Sovereigns (cost $39,558,264)			39,498,158

BANK LOANS – 0.2%
Industrial – 0.2%
Capital Goods – 0.1%
Quikrete Holdings, Inc. 5.89% (CME Term SOFR 1 Month + 2.25%), 03/19/2029(j)		3,851	3,851,104

Consumer Cyclical - Restaurants – 0.0%
IRB Holding 6.11% (CME Term SOFR 1 Month + 2.50%), 12/15/2030(j)		931	930,982

Consumer Non-Cyclical – 0.1%
Hertz Corp. (The) 7.425% (CME Term SOFR 3 Month + 7.00%), 06/30/2028(j)		10,406	7,331,232
Opal Bidco SAS 6.23% (CME Term SOFR 3 Month + 2.50%), 04/28/2032(j)		3,304	3,299,647

			10,630,879

Total Bank Loans (cost $17,417,590)			15,412,965

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027	U.S.$	3,210	3,224,255
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640	2,474,992
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		1,928	1,766,517
Series 2024-A 5.53%, 07/01/2034		4,802	4,993,419

Total Local Governments - US Municipal Bonds (cost $12,204,114)			12,459,183

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Province of Alberta Canada 3.10%, 06/01/2050 (cost $9,703,659)		17,217	9,622,217

	Principal Amount (000)			U.S. $ Value

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,562,272)	U.S.$	3,456		$2,525,171

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc. (cost $1,387,701)		4,459		61,088

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(k)(l)(m) (cost $153,023,552)		153,023,552		153,023,552

	Principal Amount (000)

Time Deposits – 0.4%
ANZ, Hong Kong 2.94%, 07/01/2026	AUD	3,219		2,228,765
BBH, New York 0.87%, 07/01/2026	NZD	0	**	140
2.96%, 07/01/2026	NOK	0	**	1
Citibank, London 1.13%, 07/01/2026	EUR	9,779		11,174,024
2.67%, 07/01/2026	GBP	2,620		3,475,231
Citibank, New York 2.97%, 07/01/2026	U.S.$	5,504		5,504,419
Royal Bank of Canada, Toronto 1.02%, 07/02/2026	CAD	4,857		3,424,308
SMBC, Tokyo 0.24%, 07/01/2026	JPY	558,339		3,433,927

Total Time Deposits (cost $29,240,815)				29,240,815

Total Short-Term Investments (cost $182,264,367)				182,264,367

Total Investments – 115.3% (cost $8,459,679,295)(n)				8,254,938,829
Other assets less liabilities – (15.3)%				(1,097,418,227)

Net Assets – 100.0%				$7,157,520,602

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	1,593	September 2026	$121,119,202	$1,562,541
Canadian 5 Yr Bond Futures	18	September 2026	1,435,431	13,453
Canadian 10 Yr Bond Futures	5	September 2026	426,970	7,404
Euro Buxl 30 Yr Bond Futures	379	September 2026	48,163,309	1,277,655
Euro-BOBL Futures	1,282	September 2026	169,010,146	(69,276)
Euro-Bund Futures	6	September 2026	872,992	11,860
Euro-Schatz Futures	407	September 2026	49,275,447	93,008
Japan 10 Yr Bond (OSE) Futures	124	September 2026	97,441,373	453,765
Long Gilt Futures	1	September 2026	118,333	1,857

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
U.S. Long Bond (CBT) Futures	752	September 2026	$85,352,000	$1,236,547
U.S. T-Note 2 Yr (CBT) Futures	699	September 2026	144,086,835	(121,578)
U.S. T-Note 5 Yr (CBT) Futures	524	September 2026	56,092,562	87,031
Sold Contracts
Australian 3 Yr Bond Futures	262	September 2026	18,972,903	(80,542)
Canadian 2 Yr Bond Futures	3	September 2026	222,761	(264)
Canadian 10 Yr Bond Futures	1,077	September 2026	91,969,307	(1,587,118)
Euro-BOBL Futures	29	September 2026	3,823,162	(15,425)
Euro-Bund Futures	63	September 2026	9,166,417	(127,411)
Euro-Schatz Futures	6	September 2026	726,419	(1,337)
Long Gilt Futures	1	September 2026	118,333	(451)
U.S. 10 Yr Ultra Futures	2,969	September 2026	333,919,719	(3,347,578)
U.S. T-Note 2 Yr (CBT) Futures	21	September 2026	4,328,789	3,281
U.S. T-Note 5 Yr (CBT) Futures	16	September 2026	1,712,750	(3,000)
U.S. T-Note 10 Yr (CBT) Futures	6	September 2026	659,344	(1,875)
U.S. Ultra Bond (CBT) Futures	69	September 2026	8,014,781	(146,328)

				$(753,781)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	311,492	USD	61,052	07/02/2026	$712,552
Bank of America NA	BRL	129,411	USD	24,999	07/02/2026	(69,250)
Bank of America NA	USD	84,974	BRL	440,903	07/02/2026	434,280
Bank of America NA	PLN	38,901	USD	10,340	07/15/2026	(1,218)
Bank of America NA	AUD	16,627	USD	11,459	07/16/2026	(50,251)
Bank of America NA	KRW	17,105,530	USD	11,613	07/16/2026	553,425
Bank of New York Mellon Corp. (The)	CAD	490,130	USD	345,878	07/15/2026	85,163
Bank of New York Mellon Corp. (The)	CAD	254,705	USD	179,354	07/15/2026	(343,167)
Barclays Bank PLC	USD	9,581	ZAR	158,033	07/15/2026	56,289
Barclays Bank PLC	USD	17,628	MYR	72,216	09/17/2026	100,164
Brown Brothers Harriman & Co.	AUD	1,266	USD	906	07/09/2026	29,620
Brown Brothers Harriman & Co.	CAD	1,108	USD	786	07/09/2026	5,026
Brown Brothers Harriman & Co.	CAD	123	USD	87	07/09/2026	(31)
Brown Brothers Harriman & Co.	USD	115	CAD	161	07/09/2026	(1,741)
Brown Brothers Harriman & Co.	GBP	826	USD	1,112	07/16/2026	16,044
Brown Brothers Harriman & Co.	IDR	1,408,027,381	USD	82,019	07/16/2026	3,504,279
Brown Brothers Harriman & Co.	USD	11,810	EUR	10,329	07/16/2026	(194)
Brown Brothers Harriman & Co.	USD	315	GBP	239	07/16/2026	2,607
Brown Brothers Harriman & Co.	USD	279	GBP	207	07/16/2026	(4,893)
Brown Brothers Harriman & Co.	JPY	64,948	USD	408	08/27/2026	6,599
Brown Brothers Harriman & Co.	EUR	875	USD	1,009	09/11/2026	6,176
Brown Brothers Harriman & Co.	EUR	510	USD	584	09/11/2026	(248)
Citibank NA	BRL	182,081	USD	35,174	07/02/2026	(97,435)
Citibank NA	USD	35,016	BRL	182,081	07/02/2026	255,717
Citibank NA	CAD	398,859	USD	292,560	07/09/2026	11,242,617
Citibank NA	COP	88,112,823	USD	25,213	07/15/2026	(483,973)
Citibank NA	PEN	26,794	USD	7,758	07/15/2026	(76,870)
Citibank NA	USD	89,846	GBP	67,948	07/15/2026	282,185
Citibank NA	GBP	119,217	USD	161,122	07/16/2026	2,987,697
Citibank NA	IDR	310,375,497	USD	17,359	07/16/2026	52,058
Citibank NA	BRL	182,081	USD	34,746	08/04/2026	(237,328)
Deutsche Bank AG	CNH	16,581	USD	2,442	07/06/2026	(718)
Deutsche Bank AG	USD	4,056	CNH	27,540	07/15/2026	3,296
Deutsche Bank AG	HUF	28,799,623	USD	92,758	07/23/2026	354,614
Goldman Sachs Bank USA	USD	31,817	IDR	553,621,833	07/16/2026	(946,004)
Goldman Sachs Bank USA	USD	41,993	KRW	64,184,099	07/16/2026	(495,047)
HSBC Bank USA	CLP	15,312,847	USD	17,123	07/15/2026	510,084
HSBC Bank USA	CNH	1,708,907	USD	252,200	07/15/2026	324,175
HSBC Bank USA	CNH	391,454	USD	57,607	07/15/2026	(89,212)
HSBC Bank USA	EUR	20,355	USD	23,966	07/15/2026	695,563
HSBC Bank USA	GBP	8,173	USD	10,787	07/15/2026	(54,002)
HSBC Bank USA	USD	31,137	COP	107,648,939	07/15/2026	257,164
HSBC Bank USA	ZAR	187,150	USD	11,321	07/15/2026	(91,430)
HSBC Bank USA	USD	52,543	HUF	15,842,096	07/23/2026	(1,713,059)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	COP	18,631,548	USD	5,271	07/15/2026	$(162,667)
JPMorgan Chase Bank NA	GBP	343,561	USD	453,975	07/15/2026	(1,736,653)
JPMorgan Chase Bank NA	THB	3,085,959	USD	92,959	07/15/2026	(35,321)
JPMorgan Chase Bank NA	USD	109,274	JPY	17,621,036	07/15/2026	(785,566)
JPMorgan Chase Bank NA	EUR	67,522	USD	77,139	07/16/2026	(56,992)
JPMorgan Chase Bank NA	EUR	1,429	USD	1,628	09/11/2026	(9,991)
Morgan Stanley Capital Services LLC	USD	17,242	CLP	15,306,622	07/15/2026	(635,969)
Morgan Stanley Capital Services LLC	MXN	308,384	USD	17,470	07/16/2026	(143,536)
Morgan Stanley Capital Services LLC	EUR	24,269	USD	28,187	08/06/2026	415,476
Morgan Stanley Capital Services LLC	JPY	82,580,212	USD	518,559	08/27/2026	8,324,591
Morgan Stanley Capital Services LLC	EUR	702,833	USD	818,344	09/11/2026	12,849,712
Morgan Stanley Capital Services LLC	USD	1,244	EUR	1,094	09/11/2026	9,270
NatWest Markets PLC	USD	153,337	GBP	115,771	07/15/2026	226,434
Societe Generale	AUD	204,216	USD	140,831	07/16/2026	(520,935)
Societe Generale	EUR	566,549	USD	643,055	07/16/2026	(4,666,243)
Standard Chartered Bank	USD	53,632	TWD	1,711,144	07/21/2026	45,756

						$30,838,689

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 45, 5 Year Index, 6/20/2031*	1.00%	Quarterly	0.68%	USD	55,700	$(804,174)	$(335,649)	$(468,525)
Sale Contracts
CDX-NAIG Series 46, 5 Year Index, 6/20/2031*	1.00	Quarterly	0.51	USD	55,700	1,237,684	893,049	344,635

						$433,510	$557,400	$(123,890)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL	299,168	01/02/2029	1 Day CDI	12.618%	Maturity	$(1,670,721)	$-0-	$(1,670,721)
BRL	129,732	01/02/2029	1 Day CDI	12.682%	Maturity	(692,615)	-0-	(692,615)
BRL	125,671	01/02/2029	1 Day CDI	13.220%	Maturity	(386,566)	-0-	(386,566)
BRL	115,580	01/02/2029	1 Day CDI	13.020%	Maturity	(443,629)	-0-	(443,629)
BRL	110,075	01/02/2029	1 Day CDI	12.555%	Maturity	(615,780)	-0-	(615,780)
BRL	110,075	01/02/2029	1 Day CDI	12.490%	Maturity	(644,134)	-0-	(644,134)
CNY	223,010	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	197,749	-0-	197,749
CNY	428,453	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	390,931	-0-	390,931
CNY	396,687	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	343,746	-0-	343,746
CNY	365,530	07/21/2030	China 7-Day Reverse Repo Rate	1.530%	Quarterly	190,939	-0-	190,939
CNY	441,560	07/28/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	393,940	12,005	381,935
NZD	75,120	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	1,195,636	-0-	1,195,636

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	38,130	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	611,088	-0-	611,088
NZD	40,650	12/05/2035	3 Month BKBM	3.980%	Quarterly/ Semi-Annual	44,053	-0-	44,053

						$(1,085,363)	$12,005	$(1,097,368)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at June 30, 2026
Jefferies LLC†	EUR	1,527	1.25%	—	$1,745,551

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2026.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Emerging Markets - Corporate Bonds	$ 1,745,551	$-0-	$-0-	$-0-	$1,745,551

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $3,375,378,704 or 47.16% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2026.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2026.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2026.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.23% of net assets as of June 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Braskem Idesa SAPI 6.99%, 02/20/2032	10/14/2021	$3,326,149	$2,141,035	0.03%
Braskem Netherlands Finance BV 4.50%, 01/10/2028	08/23/2022 - 12/05/2025	8,790,522	6,129,319	0.08%
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	06/23/2021	2,949,210	2,675,065	0.04%
Raizen Fuels Finance SA 5.70%, 01/17/2035	05/14/2025	200,403	122,373	0.00%
Raizen Fuels Finance SA 6.25%, 07/08/2032	10/08/2025 - 01/06/2026	1,100,521	686,135	0.01%
Raizen Fuels Finance SA 6.45%, 03/05/2034	02/28/2024	5,073,425	2,826,223	0.04%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	3,868,369	2,134,000	0.03%

(g)	Defaulted.
(h)	Non-income producing security.
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at June 30, 2026.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)	Affiliated investments.
(n)

As of June 30, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $121,526,577 and gross unrealized depreciation of investments was $(297,403,393), resulting in net unrealized depreciation of $(175,876,816).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Reference Rate (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

GMTN – Global Medium Term Note

JSC – Joint Stock Company

MTN – Medium Term Note

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

June 30, 2026 (unaudited)

49.6%	United States
9.5%	Canada
6.0%	United Kingdom
5.8%	Japan
4.4%	France
2.9%	Italy
2.9%	Germany
2.4%	China
1.5%	Australia
1.1%	Brazil
1.1%	Mexico
0.9%	Indonesia
0.8%	Spain
8.9%	Other
2.2%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Austria, Belgium, Chile, Colombia, Costa Rica, Denmark, Dominican Republic, Finland, Greece, Guatemala, Hong Kong, Hungary, India, Ireland, Israel, Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Morocco, Netherlands, New Zealand, Norway, Oman, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, South Korea, Supranational, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates, Uruguay and Uzbekistan.

AB Global Bond Fund

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$3,043,389,847	$-0-	$3,043,389,847
Corporates - Investment Grade	-0-	1,768,730,002	-0-	1,768,730,002
Mortgage Pass - Throughs	-0-	1,129,643,370	-0-	1,129,643,370
Collateralized Mortgage Obligations	-0-	362,905,961	-0-	362,905,961
Inflation - Linked Securities	-0-	287,288,751	-0-	287,288,751
Collateralized Loan Obligations	-0-	244,054,787	-0-	244,054,787
Commercial Mortgage-Backed Securities	-0-	241,542,430	-0-	241,542,430
Asset-Backed Securities	-0-	168,568,984	-0-	168,568,984
Corporates - Non-Investment Grade	-0-	143,940,270	-0-	143,940,270
Covered Bonds	-0-	137,160,930	-0-	137,160,930
Emerging Markets - Treasuries	-0-	96,271,464	-0-	96,271,464
Governments - Sovereign Bonds	-0-	85,601,117	-0-	85,601,117
Governments - Sovereign Agencies	-0-	72,776,616	-0-	72,776,616
Emerging Markets - Corporate Bonds	-0-	63,170,063	-0-	63,170,063
Supranationals	-0-	54,487,865	-0-	54,487,865
Quasi-Sovereigns	-0-	49,274,135	-0-	49,274,135
Local Governments - Regional Bonds	-0-	44,289,088	-0-	44,289,088
Emerging Markets - Sovereigns	-0-	39,498,158	-0-	39,498,158
Bank Loans	-0-	15,412,965	-0-	15,412,965
Local Governments - US Municipal Bonds	-0-	12,459,183	-0-	12,459,183
Local Governments - Provincial Bonds	-0-	9,622,217	-0-	9,622,217
Local Governments - Canadian Municipal Bonds	-0-	2,525,171	-0-	2,525,171
Common Stocks	61,088	-0-	-0-	61,088
Short-Term Investments:
Investment Companies	153,023,552	-0-	-0-	153,023,552
Time Deposits	29,240,815	-0-	-0-	29,240,815

Total Investments in Securities	182,325,455	8,072,613,374	-0-	8,254,938,829
Other Financial Instruments*:
Assets
Futures	4,748,402	-0-	-0-	4,748,402
Forward Currency Exchange Contracts	-0-	44,348,633	-0-	44,348,633
Centrally Cleared Credit Default Swaps	-0-	1,237,684	-0-	1,237,684
Centrally Cleared Interest Rate Swaps	-0-	3,368,082	-0-	3,368,082
Liabilities
Futures	(5,502,183)	-0-	-0-	(5,502,183)
Forward Currency Exchange Contracts	-0-	(13,509,944)	-0-	(13,509,944)
Centrally Cleared Credit Default Swaps	-0-	(804,174)	-0-	(804,174)
Centrally Cleared Interest Rate Swaps	-0-	(4,453,445)	-0-	(4,453,445)

Total	$181,571,674	$8,102,800,210	$-0-	$8,284,371,884

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2026 is as follows:

Fund	Market Value 9/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$117,693	$2,027,612	$1,992,281	$153,024	$3,326